UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-02071

Exact name of registrant as specified in charter:
Delaware Group® Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Item 1. Reports to Stockholders

Annual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund July 31, 2009 Fixed income mutual funds

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund.

The figures in the annual report for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type and credit quality breakdowns	16
Statements of net assets	20
Statements of assets and liabilities	51
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	58
Notes to financial statements	78
Report of independent registered public accounting firm	101
Other Fund information	102
Board of trustees/directors and officers addendum	108
About the organization	116

Views expressed herein are current as of July 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	Aug. 11, 2009

Performance preview (for the period ended July 31, 2009)
Delaware Corporate Bond Fund (Class A shares)	1-year return	11.04%
Barclays Capital U.S. Corporate Investment Grade Index (benchmark)	1-year return	9.14%

Past performance is no guarantee of future results.
For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

Delaware Extended Duration Bond Fund (Class A shares)	1-year return	15.17%
Barclays Capital Long U.S. Corporate Index (benchmark)	1-year return	13.23%

Past performance is no guarantee of future results.
For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The fiscal year was largely a story in two parts. The first half brought perhaps the worst financial markets the portfolio management team has ever witnessed. Alternatively, the second half offered some of the most attractive fixed income opportunities in years.

Fund performance

Delaware Corporate Bond Fund Class A shares returned +11.04% at net asset value and +5.98% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended July 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital U.S. Corporate Investment Grade Index, returned +9.14%. For complete annualized performance for Delaware Corporate Bond Fund, please see the table on page 5.

Delaware Extended Duration Bond Fund Class A shares returned +15.17% at net asset value and +9.90% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended July 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Long U.S. Corporate Index, returned +13.23%. For complete annualized

The fiscal year was largely a story in two parts. The first half brought perhaps the worst financial markets the portfolio management team has ever witnessed. Alternatively, the second half offered some of the most attractive fixed income opportunities in years.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

performance for Delaware Extended Duration Bond Fund, please see the table on page 9.

The most significant difference between the two funds is their return potential and risk profiles as determined by the average duration of the bonds in each Fund’s portfolio. We generally keep Delaware Corporate Bond Fund’s duration between 4 and 7 years. Delaware Extended Duration Bond Fund typically has a duration of between 8 and 11 years. Duration is a measurement of a fixed income investment’s sensitivity to changes in interest rates. The larger the number, the greater the likely price change for a given change in interest rates.

Unprecedented turmoil

Chaotic and uncertain are the words that seem most appropriate to describe the investment environment at the beginning of the fiscal year. The bond market was volatile primarily in response to problems that plagued the financial industry. Specifically, investors lost confidence in the value of the collateral backing many types of structured product debt. These conditions forced many financial institutions that had invested heavily in these securities to take massive write-downs on their balance sheets. Systemic risk increased as a result, as lack of confidence among counterparties permeated the sector. Lending and transactions ground to a halt. Other events had a significant impact, including:

  The sharp decline in commodity prices
  Increasing economic weakness around the world
  The ongoing squeeze in the short-term credit market
  Reduced access to the commercial paper market

In this environment, we continued to reduce credit risk in the Funds, a decision that helped performance when the turmoil worsened during the late summer and autumn of 2008, with a series of unprecedented events that included:

  The transition into a conservatorship for Fannie Mae and Freddie Mac;
  Lehman Brothers’ bankruptcy filing;
  The failure of Washington Mutual, the nation’s largest thrift;
  Massive losses suffered by American International Group (AIG); and
  The sale of Merrill Lynch to Bank of America.

The Federal Reserve Board moved quickly to shore up the financial system, pumping liquidity into the markets and cutting the target federal funds rate — the rate at which banks lend to each other overnight — from 2.00% to a range between 0.25% and zero. The Fed also launched several unconventional programs, such as the Term Asset-Backed Securities Loan Facility (TALF) and the Public-Private Investment Program (PPIP), which were designed to restore the flow of credit and to buy toxic mortgage-backed and agency securities.

Soaring risk aversion

The failures, mergers, and bailouts of major financial institutions decimated the overall investment grade corporate bond market during the first half of the fiscal period as investors tried to discern which companies had the best ability to survive and which were burdened by debt and liquidity needs. Credit spreads — often viewed as a way to determine a security’s perceived level of risk — widened dramatically during that period. During the past 10 years, for example, spreads have averaged approximately 1.30 percentage points over the rate available on Treasurys. In contrast, the Barclays Capital U.S. Corporate Investment Grade Index briefly touched 6.22 percentage points over Treasurys in November and high yield bond spreads reached as high as 19.00 percentage points above Treasurys (Data: Barclays Capital.) Because yields rise when prices decline, these extremely high spreads for higher-risk bonds reflected the extreme risk aversion by investors that was present across the board.

Financials, especially subordinate financial securities, were at the epicenter of the fixed income markets’ troubles, but by the end of 2008 every sector — most notably metals and mining, energy, retail, restaurants, and manufacturing — had experienced the effects. As would be expected in a challenging economic environment, defensive-oriented sectors such as utilities and noncyclical companies proved more resilient.

Under these conditions, the Funds’ emphasis on quality issuers and defensive sectors proved helpful. We focused on companies that we believed had a level of operational and financial flexibility, as well as those that we considered to be leaders in their respective industries. In the financial sector, we favored institutions with a large deposit base and the ability to attract new capital.

We sought what we believed were the best individual bonds based on our proprietary, in-depth fundamental research, our capital structure and covenant analysis, and our detailed review of management teams and industry trends. We added significant positions in sectors that we considered more recession-resistant (such as pharmaceuticals, healthcare, supermarkets, communications, and utilities) than most. In addition, we steadily reduced the Funds’ holdings in high yield debt from a 13% weighting on Aug. 1, 2008, to 4.5% on Dec. 31, 2008. Broadly, however, our goal throughout this part of the fiscal year, as is typically the case, was maintaining a well-diversified and liquid portfolio. (Note: Diversification may not protect against market risk.)

Emerging opportunities

Market conditions greatly improved in early 2009 as investor demand for corporate risk rapidly expanded. New issuance rose in part because the economic crisis appeared to convince management teams to increase their cash balances and find other funding avenues besides the commercial paper market. Wider spreads were acceptable to borrowers as long as capital was provided. Additionally, issuance rose simply to meet investor demand, as corporate yields exceeded 8%. The demand was supported by a number of “deep pocket” investors such as large insurance companies, given their need for yield, ratings, liquidity, and duration. Additionally, traditional asset managers, sovereign wealth funds, and nontraditional investors such as equity funds also increased exposure to credit risk.

Eventually, even challenged sectors were able to access the capital markets. We took this type of issuance to be a direct reflection of investors’ more positive attitude toward investment grade debt and a general belief that the market was close to bottoming. Another key development was the ability of the major banks and financial institutions to access the capital markets without the additional safety and assistance of a government guarantee.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Improved sentiment

As systemic concerns regarding the condition of the U.S. financial system faded, interest in investment grade corporate bonds grew increasingly fervent. Meanwhile, valuations remained attractive, and the Barclays Capital U.S. Corporate Investment Grade Index during the second quarter recorded its highest-ever return when measured in terms of its excess performance above Treasury bond returns.

Although we generally continued to prefer liquid issues, we began to explore some out-of-favor sectors for potential opportunities as conditions improved. We also continuously searched for “relative-value” opportunities throughout the market.

Eventually, we rotated out of defensive sectors such as healthcare, pharmaceuticals, and utilities, as we believed that valuations became too expensive given the risk. We reinvested in basic industries such as metals and mining, energy, pipelines, and financials. Our underexposure to less-liquid securities and previously out-of-favor sectors like regional banks and real estate investment trusts (REITs), however, detracted from the Funds’ performance. Also hampering progress were relative underweights in property insurers, casualty insurers, and utilities holding companies.

The high yield sector was another source of strength. With high yield bonds trading at what we believed were historic cheap valuations, we boosted our holdings to levels near those we held at the beginning of the fiscal year.

The Funds generally benefited from our commitment to holding corporate bonds from across the credit spectrum, especially during the darkest days of the market, and we believe that our focus on bottom-up fundamental research — in which we focus on the merits of individual bonds — together with overall risk management, helped the funds perform well against their benchmark indices in what was a very eventful year in the bond market.

Performance summaries
Delaware Corporate Bond Fund	July 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Corporate Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through July 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+11.04%	+5.09%	+6.86%	+6.26%
Including sales charge	+5.98%	+4.12%	+6.37%	+5.81%
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+10.43%	+4.31%	+6.20%	+5.69%
Including sales charge	+6.43%	+4.07%	+6.20%	+5.69%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+10.41%	+4.35%	+6.09%	+5.50%
Including sales charge	+9.41%	+4.35%	+6.09%	+5.50%
Class R (Est. June 2, 2003)
Excluding sales charge	+10.97%	+4.85%	n/a	+4.49%
Including sales charge	+10.97%	+4.85%	n/a	+4.49%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+11.53%	+5.36%	+7.14%	+6.53%
Including sales charge	+11.53%	+5.36%	+7.14%	+6.53%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on

Performance summaries
Delaware Corporate Bond Fund

pages 5 through 8.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Dec. 1, 2008, through Nov. 30, 2009.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Dec. 1, 2008, through Nov. 30, 2009.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Dec. 1, 2008, through Nov. 30, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.08%	1.78%	1.78%	1.38%	0.78%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from July 31, 1999, through July 31, 2009

For period beginning July 31, 1999, through July 31, 2009	Starting value	Ending value
Delaware Corporate Bond Fund — Class A Shares	$9,550	$18,517
Barclays Capital U.S. Corporate
Investment Grade Index	$10,000	$18,161

The chart assumes $10,000 invested in the Fund on July 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 5 through 8.

The chart also assumes $10,000 invested in the Barclays Capital U.S. Corporate Investment Grade Index as of July 31, 1999. The Barclays Capital U.S. Corporate Investment Grade Index, formerly the Lehman Brothers U.S. Corporate Investment Grade Index, is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity.

Performance summaries
Delaware Corporate Bond Fund

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class B	DGCBX	245908777
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751

Delaware Extended Duration Bond Fund	July 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Extended Duration Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through July 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+15.17%	+6.20%	+8.04%	+7.10%
Including sales charge	+9.90%	+5.24%	+7.55%	+6.65%
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+14.33%	+5.42%	+7.38%	+6.50%
Including sales charge	+10.33%	+5.18%	+7.38%	+6.50%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+14.32%	+5.45%	+7.24%	+6.32%
Including sales charge	+13.32%	+5.45%	+7.24%	+6.32%
Class R (Est. Oct. 1, 2005)
Excluding sales charge	+15.08%	n/a	n/a	+4.88%
Including sales charge	+15.08%	n/a	n/a	+4.88%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+15.48%	+6.48%	+8.31%	+7.36%
Including sales charge	+15.48%	+6.48%	+8.31%	+7.36%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on

Performance summaries
Delaware Extended Duration Bond Fund

pages 9 through 12.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Dec. 1, 2008, through Nov. 30, 2009.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Dec. 1, 2008, through Nov. 30, 2009.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Dec. 1, 2008, through Nov. 30, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.23%	1.93%	1.93%	1.53%	0.93%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from July 31, 1999, through July 31, 2009

For period beginning July 31, 1999, through July 31, 2009	Starting value	Ending value
Delaware Extended Duration Bond Fund —
Class A Shares	$9,550	$20,669
Barclays Capital Long U.S. Corporate Index	$10,000	$19,452

The chart assumes $10,000 invested in the Fund on July 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 9 through 12.

The chart also assumes $10,000 invested in the Barclays Capital Long U.S. Corporate Index as of July 31, 1999. The Barclays Capital Long U.S. Corporate Index, formerly the Lehman Brothers Long U.S. Corporate Index, is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least 10 years to maturity.

Performance summaries
Delaware Extended Duration Bond Fund

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class B	DEEBX	245908827
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793

Disclosure of Fund expenses
For the period February 1, 2009 to July 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 to July 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/09	7/31/09	Expense Ratio	2/1/09 to 7/31/09*
Actual Fund return
Class A	$1,000.00	$1,172.40	0.90%	$4.85
Class B	1,000.00	1,170.50	1.65%	8.88
Class C	1,000.00	1,170.20	1.65%	8.88
Class R	1,000.00	1,173.10	1.15%	6.20
Institutional Class	1,000.00	1,176.30	0.65%	3.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/09	7/31/09	Expense Ratio	2/1/09 to 7/31/09*
Actual Fund return
Class A	$1,000.00	$1,183.80	0.90%	$4.87
Class B	1,000.00	1,179.80	1.65%	8.92
Class C	1,000.00	1,179.50	1.65%	8.92
Class R	1,000.00	1,184.50	1.15%	6.23
Institutional Class	1,000.00	1,185.60	0.65%	3.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type and credit quality breakdown
Delaware Corporate Bond Fund	As of July 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligation	0.06%
Commercial Mortgage-Backed Securities	1.28%
Convertible Bonds	1.44%
Corporate Bonds	86.07%
Banking	15.82%
Basic Industry	4.68%
Brokerage	4.83%
Capital Goods	4.45%
Communications	15.77%
Consumer Cyclical	6.01%
Consumer Non-Cyclical	8.67%
Electric	3.74%
Energy	12.22%
Finance Companies	3.30%
Insurance	3.52%
Natural Gas	1.03%
Real Estate	0.45%
Technology	0.50%
Transportation	1.08%
Foreign Agencies	0.80%
Municipal Bond	1.19%
Non-Agency Asset-Backed Securities	1.40%
Non-Agency Collateralized Mortgage Obligations	0.43%
Senior Secured Loans	1.88%
Sovereign Debt	0.74%
Supranational Banks	0.74%
U.S. Treasury Obligations	1.20%
Common Stock	0.00%
Preferred Stock	0.51%

Security type	Percentage of net assets
Discount Note	1.31%
Securities Lending Collateral	1.78%
Total Value of Securities	100.83%
Obligation to Return Securities Lending Collateral	(1.83%)
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	7.86%
AA	6.55%
A	24.42%
BBB	49.52%
BB	5.90%
B	4.36%
CCC	1.29%
C	0.10%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Security type and credit quality breakdown
Delaware Extended Duration Bond Fund	As of July 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligation	1.46%
Commercial Mortgage-Backed Securities	1.60%
Convertible Bonds	1.26%
Corporate Bonds	84.53%
Banking	14.70%
Basic Industry	4.70%
Brokerage	5.00%
Capital Goods	4.64%
Communications	16.61%
Consumer Cyclical	7.51%
Consumer Non-Cyclical	5.72%
Electric	2.85%
Energy	11.45%
Finance Companies	4.18%
Insurance	3.99%
Natural Gas	0.84%
Real Estate	0.41%
Technology	0.70%
Transportation	1.23%
Foreign Agency	0.20%
Municipal Bond	1.20%
Non-Agency Asset-Backed Securities	1.73%
Senior Secured Loans	1.98%
Sovereign Debt	0.81%
Supranational Banks	0.90%
U.S. Treasury Obligations	0.73%
Preferred Stock	0.62%
Securities Lending Collateral	2.02%

Security type	Percentage of net assets
Total Value of Securities	99.04%
Obligation to Return Securities Lending Collateral	(2.08%)
Receivables and Other Assets Net of Liabilities	3.04%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	10.24%
AA	5.21%
A	24.79%
BBB	44.83%
BB	7.15%
B	5.88%
CCC	1.57%
C	0.05%
Not Rated	0.28%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Corporate Bond Fund	July 31, 2009

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligation – 0.06%
	GNMA Series 2003-5 B 4.486% 10/16/25	USD	362,461	$374,992
Total Agency Collateralized Mortgage Obligation
	(cost $362,461)			374,992

Commercial Mortgage-Backed Securities – 1.28%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37		1,349,000	1,254,570
•	Bank of America Commercial Mortgage Securities
	Series 2004-3 A5 5.389% 6/10/39		1,340,000	1,315,849
	Series 2005-6 AM 5.179% 9/10/47		607,000	409,115
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		2,154,000	1,955,412
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34		719,000	727,430
	Series 2006-LDP9 A2 5.134% 5/15/47		2,158,000	2,056,264
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	177,790
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34		295,000	90,079
•#	Morgan Stanley Capital I
	Series 1999-FNV1 G 144A 6.12% 3/15/31		460,000	437,000
Total Commercial Mortgage-Backed Securities
	(cost $10,031,406)			8,423,509

Convertible Bonds – 1.44%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,102,000	1,113,020
	Medtronic 1.625% exercise price $55.41,
	expiration date 4/15/13		1,511,000	1,463,781
	National City 4.00% exercise price $482.51,
	expiration date 2/1/11		2,163,000	2,157,593
	ProLogis 2.25% exercise price $75.98,
	expiration date 4/1/37		3,521,000	2,984,047
	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		1,839,000	1,732,789
Total Convertible Bonds (cost $8,674,523)				9,451,230

		Principal amount°		Value (U.S. $)
Corporate Bonds – 86.07%
Banking – 15.82%
	AgriBank 9.125% 7/15/19	USD	3,017,000	$3,055,741
	Bank of America
	4.90% 5/1/13		2,335,000	2,349,802
	5.30% 3/15/17		2,608,000	2,378,799
	6.10% 6/15/17		6,277,000	5,982,031
	Bank of New York Mellon
	*4.95% 3/15/15		2,284,000	2,376,146
	5.45% 4/1/16		2,015,000	2,028,269
	Barclays Bank
	5.20% 7/10/14		3,180,000	3,301,498
	6.75% 5/22/19		3,839,000	4,175,469
	#144A 6.05% 12/4/17		4,694,000	4,389,632
	BB&T 6.85% 4/30/19		1,066,000	1,142,137
	BB&T Capital Trust I 5.85% 8/18/35		4,479,000	3,548,815
	BB&T Capital Trust II 6.75% 6/7/36		1,400,000	1,151,151
	Capital One Financial 7.375% 5/23/14		1,497,000	1,624,550
	Citigroup
	6.50% 8/19/13		8,606,000	8,777,147
	8.125% 7/15/39		2,145,000	2,166,720
@#	CoBank ACB 144A 7.875% 4/16/18		2,060,000	1,980,892
	Credit Suisse New York 5.50% 5/1/14		2,909,000	3,097,102
#	GMAC 144A 6.00% 12/15/11		899,000	813,595
	JPMorgan Chase
	6.00% 7/5/17		880,000	909,469
	6.00% 10/1/17		1,505,000	1,566,326
	*6.30% 4/23/19		4,960,000	5,398,330
	JPMorgan Chase Capital XXV 6.80% 10/1/37		6,623,000	6,072,364
	PNC Bank 6.875% 4/1/18		5,171,000	5,590,244
@	Popular North America Capital Trust I
	6.564% 9/15/34		9,155,000	3,394,427
•#	Rabobank Nederland 144A 11.00% 12/29/49		8,485,000	9,911,268
	Silicon Valley Bank
	5.70% 6/1/12		2,320,000	2,194,855
	6.05% 6/1/17		1,870,000	1,456,612
	U.S. Bank North America 4.80% 4/15/15		2,158,000	2,168,384
•	USB Capital IX 6.189% 4/15/49		1,907,000	1,363,989
•	Wells Fargo Capital XIII 7.70% 12/29/49		9,236,000	8,041,407
	Zions Bancorporation 5.50% 11/16/15		1,933,000	1,271,833
				103,679,004

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry – 4.68%
	ArcelorMittal
	6.125% 6/1/18	USD	8,948,000	$8,656,877
	9.85% 6/1/19		1,500,000	1,738,692
	Dow Chemical
	8.55% 5/15/19		1,925,000	2,115,463
	9.40% 5/15/39		3,345,000	4,029,889
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15		306,000	323,961
	8.375% 4/1/17		580,000	615,672
#	Georgia-Pacific 144A 8.25% 5/1/16		450,000	468,000
	Lubrizol
	6.50% 10/1/34		4,006,000	3,640,921
	8.875% 2/1/19		495,000	605,897
@#	Norske Skogindustrier 144A 7.125% 10/15/33		2,037,000	1,049,055
	Reliance Steel & Aluminum 6.85% 11/15/36		4,302,000	2,576,519
#	Sappi Papier Holding 144A 6.75% 6/15/12		1,670,000	1,350,170
@#	Severstal 144A 9.75% 7/29/13		1,400,000	1,239,000
#	Steel Dynamics 144A 7.75% 4/15/16		832,000	827,840
#	Teck Resources 144A
	10.25% 5/15/16		94,000	106,925
	10.75% 5/15/19		958,000	1,119,663
#	Vedanta Resources 144A 8.75% 1/15/14		185,000	182,688
				30,647,232

Brokerage – 4.83%
	Goldman Sachs Group
	5.25% 10/15/13		1,510,000	1,582,157
	5.95% 1/18/18		2,540,000	2,680,663
	6.25% 9/1/17		527,000	565,282
	6.75% 10/1/37		6,530,000	6,607,686
	Jefferies Group
	6.45% 6/8/27		4,510,000	3,401,780
	8.50% 7/15/19		872,000	884,968
	LaBranche 11.00% 5/15/12		1,695,000	1,572,113
	Lazard Group
	6.85% 6/15/17		3,684,000	3,582,572
	7.125% 5/15/15		691,000	690,552

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Morgan Stanley
	5.375% 10/15/15	USD	6,102,000	$6,123,937
	6.00% 4/28/15		1,317,000	1,365,072
	6.25% 8/28/17		2,505,000	2,609,145
				31,665,927

Capital Goods – 4.45%
	Allied Waste North America 7.125% 5/15/16		1,889,000	1,953,001
#	BAE Systems Holdings 144A 6.375% 6/1/19		7,776,000	8,393,562
	Browning-Ferris Industries 7.40% 9/15/35		7,044,000	6,928,971
#	BWAY 144A 10.00% 4/15/14		360,000	367,200
*	Graham Packaging 9.875% 10/15/14		1,156,000	1,112,650
*	Graphic Packaging International 9.50% 8/15/13		558,000	558,698
#	Sealed Air 144A 7.875% 6/15/17		715,000	756,190
	Tyco International Finance 8.50% 1/15/19		4,951,000	5,745,556
	USG
	6.30% 11/15/16		1,155,000	909,563
	#144A 9.75% 8/1/14		285,000	292,125
	WMX Technologies 7.10% 8/1/26		1,996,000	2,119,556
				29,137,072

Communications – 15.77%
	AT&T 6.55% 2/15/39		647,000	720,816
	AT&T Wireless 8.125% 5/1/12		4,430,000	5,032,024
*#	Charter Communications Operating
	144A 12.875% 9/15/14		1,349,000	1,463,665
	Comcast
	5.85% 11/15/15		1,518,000	1,647,530
	6.50% 1/15/15		1,518,000	1,679,773
	COX Communications
	5.45% 12/15/14		4,496,000	4,747,335
	#144A 6.95% 6/1/38		450,000	488,921
	#144A 8.375% 3/1/39		4,209,000	5,275,893
	Cricket Communications 9.375% 11/1/14		719,000	733,380
*	Crown Castle International 9.00% 1/15/15		719,000	763,039
#	CSC Holdings 144A
	8.50% 4/15/14		1,212,000	1,254,420
	8.50% 6/15/15		460,000	476,100

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Deutsche Telekom International Finance
	4.875% 7/8/14	USD	5,780,000	$6,008,079
	Inmarsat Finance II 10.375% 11/15/12		1,494,000	1,568,700
	Intelsat Jackson Holdings 11.25% 6/15/16		1,088,000	1,164,160
#	Interpublic Group 144A 10.00% 7/15/17		495,000	519,750
	Level 3 Financing 9.25% 11/1/14		705,000	618,638
#	MetroPCS Wireless 144A 9.25% 11/1/14		553,000	575,120
*#	Nielsen Finance 144A 11.50% 5/1/16		750,000	789,375
#	PAETEC Holding 144A 8.875% 6/30/17		746,000	712,430
#	Qwest 144A 8.375% 5/1/16		549,000	565,470
	Rogers Communications 6.80% 8/15/18		3,096,000	3,551,143
	Rogers Wireless 8.00% 12/15/12		1,317,000	1,372,973
	Sprint Capital 8.375% 3/15/12		360,000	366,300
	Sprint Nextel 6.00% 12/1/16		1,290,000	1,133,588
	Telecom Italia Capital
	5.25% 10/1/15		4,006,000	4,084,578
	6.20% 7/18/11		94,000	99,655
	7.175% 6/18/19		3,363,000	3,753,105
	Telefonica Emisiones 4.949% 1/15/15		4,139,000	4,405,593
	Time Warner Cable
	6.75% 7/1/18		2,296,000	2,556,316
	7.50% 4/1/14		5,729,000	6,537,631
	Verizon Communications
	6.40% 2/15/38		5,306,000	5,792,189
	8.75% 11/1/18		1,523,000	1,950,919
	Videotron 6.875% 1/15/14		1,201,000	1,182,985
@#	Vimpelcom 144A 9.125% 4/30/18		1,780,000	1,619,800
#	Vivendi 144A
	5.75% 4/4/13		3,290,000	3,307,585
	6.625% 4/4/18		6,292,000	6,229,734
	Vodafone Group
	5.00% 9/15/15		7,559,000	7,846,959
	5.45% 6/10/19		1,459,000	1,529,586
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		2,140,000	2,300,500
	WPP Finance UK 8.00% 9/15/14		6,466,000	6,900,463
				103,326,220

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 6.01%
w#	CVS Pass Through Trust 144A 8.353% 7/10/31	USD	4,794,000	$4,965,026
	Darden Restaurants 6.80% 10/15/37		2,227,000	2,075,577
	Ford Motor Credit
	7.375% 10/28/09		1,506,000	1,503,328
	9.875% 8/10/11		1,349,000	1,337,254
@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		600,000	573,000
	Goodyear Tire & Rubber 10.50% 5/15/16		701,000	755,328
#	Harrah’s Operating Escrow 144A
	11.25% 6/1/17		832,000	846,560
#	Invista 144A 9.25% 5/1/12		450,000	434,250
*	Levi Strauss 9.75% 1/15/15		899,000	916,980
	Macy’s Retail Holdings
	6.65% 7/15/24		1,547,000	1,113,945
	8.875% 7/15/15		1,799,000	1,865,232
	10.625% 11/1/10		1,034,000	1,055,231
#	MGM Mirage 144A
	*10.375% 5/15/14		216,000	232,740
	11.125% 11/15/17		279,000	308,295
	13.00% 11/15/13		400,000	453,000
	Nordstrom
	6.75% 6/1/14		3,174,000	3,418,211
	7.00% 1/15/38		4,377,000	4,273,992
#	Pinnacle Entertainment 144A 8.625% 8/1/17		805,000	809,025
	Ryland Group
	5.375% 5/15/12		809,000	784,730
	8.40% 5/15/17		378,000	372,330
*	Sally Holdings 10.50% 11/15/16		621,000	642,735
	Target
	6.50% 10/15/37		2,428,000	2,576,382
	7.00% 1/15/38		2,653,000	2,994,961
	VF 6.45% 11/1/37		5,189,000	5,060,085
				39,368,197

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 8.67%
	AmBev International Finance 9.50% 7/24/17	BRL	2,446,000	$1,242,007
#	Anheuser-Busch InBev Worldwide 144A
	5.375% 11/15/14	USD	2,889,000	3,023,549
	6.875% 11/15/19		3,085,000	3,433,540
	7.20% 1/15/14		2,797,000	3,111,727
	ARAMARK 8.50% 2/1/15		238,000	240,975
	Beckman Coulter
	6.00% 6/1/15		926,000	982,071
	7.00% 6/1/19		1,111,000	1,242,731
#	Bio-Rad Laboratories 144A 8.00% 9/15/16		279,000	285,975
#	CareFusion 144A 6.375% 8/1/19		4,710,000	4,976,897
	Community Health Systems 8.875% 7/15/15		1,115,000	1,154,025
	Delhaize America 9.00% 4/15/31		4,458,000	5,594,197
	Delhaize Group 5.875% 2/1/14		180,000	188,580
	Express Scripts
	6.25% 6/15/14		2,500,000	2,730,503
	7.25% 6/15/19		250,000	288,599
	HCA 9.25% 11/15/16		1,273,000	1,330,285
	Hospira 6.40% 5/15/15		5,490,000	5,991,879
*	Jarden 7.50% 5/1/17		387,000	373,455
	McKesson 7.50% 2/15/19		1,812,000	2,125,706
	Medco Health Solutions 7.125% 3/15/18		5,490,000	6,185,243
	Quest Diagnostics
	5.45% 11/1/15		7,279,000	7,196,674
	6.40% 7/1/17		1,183,000	1,243,770
	6.95% 7/1/37		931,000	958,342
	Select Medical 7.625% 2/1/15		850,000	739,500
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		1,000,000	853,410
	Supervalu 7.50% 11/15/14		1,380,000	1,342,050
				56,835,690

Electric – 3.74%
	Ameren 8.875% 5/15/14		1,799,000	1,927,348
#	Calpine Construction Finance 144A
	8.00% 6/1/16		832,000	840,320
*#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		1,550,000	1,575,188
	CMS Energy 8.75% 6/15/19		2,680,000	2,828,081

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Illinois Power
	6.125% 11/15/17	USD	3,259,000	$3,386,951
	9.75% 11/15/18		1,921,000	2,309,394
	Indiana Michigan Power 7.00% 3/15/19		2,792,000	3,106,482
	Ipalco Enterprises 8.625% 11/14/11		247,000	255,028
	Jersey Central Power & Light 7.35% 2/1/19		3,480,000	4,041,587
#	Kansas Gas & Electric 144A 6.70% 6/15/19		1,754,000	1,922,766
	NRG Energy
	7.375% 2/1/16		270,000	261,900
	7.375% 1/15/17		880,000	851,400
@#	Power Receivables Finance 144A
	6.29% 1/1/12		91,363	90,249
	Union Electric 8.45% 3/15/39		899,000	1,101,296
				24,497,990

Energy – 12.22%
	Anadarko Petroleum 8.70% 3/15/19		3,978,000	4,729,325
	Chesapeake Energy 7.25% 12/15/18		1,439,000	1,359,855
	El Paso
	7.25% 6/1/18		220,000	214,797
	8.25% 2/15/16		220,000	225,500
	Enbridge Energy Partners 9.875% 3/1/19		2,338,000	2,877,423
	Energy Transfer Partners 9.70% 3/15/19		3,831,000	4,811,127
	Husky Energy 5.90% 6/15/14		456,000	490,692
	Kinder Morgan Energy Partners
	5.95% 2/15/18		3,620,000	3,765,854
	9.00% 2/1/19		4,330,000	5,281,721
	MarkWest Energy Partners 8.75% 4/15/18		499,000	466,565
*	Massey Energy 6.875% 12/15/13		1,115,000	1,081,550
	Nexen 7.50% 7/30/39		3,730,000	4,015,352
	Noble Energy 8.25% 3/1/19		3,791,000	4,504,087
	Petrobras International Finance
	7.875% 3/15/19		1,915,000	2,135,800
#	PetroHawk Energy 144A 10.50% 8/1/14		773,000	830,975
	Plains All American Pipeline
	4.25% 9/1/12		1,760,000	1,794,292
	6.50% 5/1/18		2,765,000	2,979,368
	*8.75% 5/1/19		5,809,000	7,105,907
	Pride International 7.375% 7/15/14		3,237,000	3,350,295

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Rowan 7.875% 8/1/19	USD	3,280,000	$3,489,566
	Sempra Energy 6.50% 6/1/16		5,396,000	5,931,769
	Talisman Energy 7.75% 6/1/19		5,073,000	5,944,059
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16		441,000	491,715
•	TransCanada Pipelines 6.35% 5/15/67		2,650,000	2,069,957
	Weatherford International
	4.95% 10/15/13		6,165,000	6,261,328
	6.00% 3/15/18		2,424,000	2,468,645
	9.875% 3/1/39		648,000	844,691
	Williams 7.50% 1/15/31		540,000	541,432
				80,063,647

Finance Companies – 3.30%
	Capital One Bank 8.80% 7/15/19		5,657,000	6,146,467
	Capital One Capital V 10.25% 8/15/39		1,590,000	1,621,635
	FTI Consulting 7.75% 10/1/16		328,000	327,180
	General Electric Capital
	*5.875% 1/14/38		2,774,000	2,410,850
	6.875% 1/10/39		4,555,000	4,486,866
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,100,000	682,500
	International Lease Finance
	5.35% 3/1/12		2,496,000	1,834,590
	5.625% 9/20/13		661,000	461,681
	5.875% 5/1/13		1,933,000	1,347,233
@#	Mantis Reef 144A 4.799% 11/3/09		1,925,000	1,911,675
@#	Nuveen Investments 144A 10.50% 11/15/15		580,000	414,700
				21,645,377

Insurance – 3.52%
*	ACE INA Holdings 5.90% 6/15/19		2,150,000	2,277,123
•	Chubb 6.375% 3/29/67		2,046,000	1,659,631
	MetLife
	6.75% 6/1/16		1,290,000	1,390,037
	6.817% 8/15/18		274,000	293,861
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		8,420,000	8,113,445
w@#	Stingray Pass Through Trust 144A
	5.902% 1/12/15		2,300,000	207,000
‡w@#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49		3,100,000	10,075

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
5.80% 3/15/36	USD	3,687,000	$3,342,638
6.50% 6/15/37		1,890,000	1,831,958
6.625% 11/15/37		513,000	505,202
WellPoint 5.00% 1/15/11		3,354,000	3,438,360
			23,069,330

Natural Gas – 1.03%
Enterprise Products Operating 9.75% 1/31/14		5,629,000	6,757,902
			6,757,902

Real Estate – 0.45%
Regency Centers 5.875% 6/15/17		2,310,000	1,970,294
•# USB Realty 144A 6.091% 12/22/49		1,600,000	960,549
			2,930,843

Technology – 0.50%
Xerox 8.25% 5/15/14		2,992,000	3,263,225
			3,263,225

Transportation – 1.08%
CSX 6.25% 3/15/18		6,704,000	7,056,470
			7,056,470
Total Corporate Bonds (cost $536,187,266)			563,944,126

Foreign Agencies – 0.80%
Republic of Korea – 0.60%
Export-Import Bank of Korea 5.875% 1/14/15		3,880,000	3,909,601
			3,909,601

Germany – 0.20%
KFW 10.00% 5/15/12	BRL	2,390,000	1,302,652
			1,302,652
Total Foreign Agencies (cost $5,143,520)			5,212,253

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bond – 1.19%
California State Taxable Build America Bonds
(Various Purposes) 7.55% 4/1/39	USD	7,425,000	$7,783,850
Total Municipal Bond (cost $7,586,082)			7,783,850

Non-Agency Asset-Backed Securities – 1.40%
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		1,147,000	1,175,747
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		2,837,000	2,819,347
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,960,000	1,923,868
@# Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31		425,000	401,687
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		280,590	286,512
Mid-State Trust
Series 11 A1 4.864% 7/15/38		162,222	130,089
Series 2004-1 A 6.005% 8/15/37		190,905	156,882
Series 2005-1 A 5.745% 1/15/40		219,569	144,195
RSB Bondco Series 2007-A A2 5.72% 4/1/18		976,000	1,053,039
∏ Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31		422,270	336,944
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		719,000	729,000
Total Non-Agency Asset-Backed Securities
(cost $9,307,518)			9,157,310

Non-Agency Collateralized Mortgage Obligations – 0.43%
•@ First Horizon Alternative Mortgage Securities
Series 2006-FA2 B1 5.971% 5/25/36		1,895,617	162,627
•# MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35		342,931	240,052
• Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.119% 3/25/36		2,413,211	2,236,090
Series 2006-AR14 2A4 6.077% 10/25/36		757,091	211,541
Total Non-Agency Collateralized Mortgage
Obligations (cost $5,307,317)			2,850,310

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 1.88%
Bausch & Lomb
Parent Term Tranche Loan B 3.848% 4/11/15	USD	968,650	$921,734
Term Tranche Loan DD 3.703% 4/11/15		245,850	233,943
Chester Downs & Marina Term Tranche Loan
12.375% 12/31/16		1,000,000	970,000
Flextronics International Term B 2.847% 10/1/12		1,406,421	1,279,843
Ford Motor Term Tranche Loan B
3.362% 12/15/13		1,091,364	930,323
Harrah’s Operating Term Tranche Loan B2
3.504% 1/28/15		1,109,501	893,764
Nuveen Investments
Term Tranche Loan 12.50% 7/9/15		685,000	647,325
Term Tranche Loan B 3.393% 11/13/14		664,278	544,370
Rite Aid Term Tranche Loan 9.75% 6/5/15		1,100,000	1,133,000
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14		1,425,000	1,366,218
Texas Competitive Electric Holdings
Term Tranche Loan B2 3.8% 10/10/14		1,482,032	1,151,139
Univision Communications Term Tranche Loan B
2.535% 9/29/14		1,460,000	1,183,206
Wrigley (WM) Jr Term Tranche Loan B
6.50% 7/17/14		1,043,250	1,059,092
Total Senior Secured Loans (cost $11,846,480)			12,313,957

Sovereign Debt – 0.74%
Brazil – 0.24%
Republic of Brazil
*12.50% 1/5/16	BRL	1,671,000	1,011,913
12.50% 1/5/22	BRL	880,000	534,084
			1,545,997

Indonesia – 0.27%
Indonesia Government 10.75% 5/15/16	IDR	16,033,000,000	1,740,646
			1,740,646

Mexico – 0.23%
Mexican Bonos 10.00% 11/20/36	MXN	18,392,000	1,542,240
			1,542,240
Total Sovereign Debt (cost $4,465,999)			4,828,883

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Supranational Banks – 0.74%
European Investment Bank
6.00% 8/14/13	AUD	2,473,000	$2,082,348
11.25% 2/14/13	BRL	1,440,000	793,929
International Finance 5.75% 6/24/14	AUD	2,473,000	2,004,950
Total Supranational Banks (cost $4,654,726)			4,881,227

U.S. Treasury Obligations – 1.20%
U.S. Treasury Bond 3.50% 2/15/39		4,175,000	3,609,425
*U.S. Treasury Note 3.125% 5/15/19		4,380,000	4,245,979
Total U.S. Treasury Obligations (cost $7,725,092)			7,855,404

	Number of shares
Common Stock – 0.00%
Masco		251	3,496
†UAL		40	165
Total Common Stock (cost $1,783)			3,661

•Preferred Stock – 0.51%
PNC Financial Services Group 8.25%		3,687,000	3,334,434
Total Preferred Stock (cost $3,626,350)			3,334,434

	Principal amount°
≠Discount Note – 1.31%
Federal Home Loan Bank 0.09% 8/3/09	USD	8,570,067	8,570,024
Total Discount Note (cost $8,570,024)			8,570,024

Total Value of Securities Before Securities
Lending Collateral – 99.05% (cost $623,490,547)			648,985,170

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 1.78%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,910,188	$7,910,188
BNY Mellon SL DBT II Liquidating Fund	3,822,428	3,749,420
†Mellon GSL Reinvestment Trust II	242,932	24
Total Securities Lending Collateral (cost $11,975,548)		11,659,632

Total Value of Securities – 100.83%
(cost $635,466,095)		660,644,802 ©
Obligation to Return Securities
Lending Collateral** – (1.83%)		(11,975,548)
Receivables and Other Assets
Net of Liabilities – 1.00%		6,525,804
Net Assets Applicable to 119,900,756
Shares Outstanding – 100.00%		$655,195,058

Net Asset Value – Delaware Corporate Bond Fund
Class A ($459,891,854 / 84,164,830 Shares)		$5.46
Net Asset Value – Delaware Corporate Bond Fund
Class B ($11,937,686 / 2,185,573 Shares)		$5.46
Net Asset Value – Delaware Corporate Bond Fund
Class C ($121,901,237 / 22,304,687 Shares)		$5.47
Net Asset Value – Delaware Corporate Bond Fund
Class R ($11,228,960 / 2,053,525 Shares)		$5.47
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($50,235,321 / 9,192,141 Shares)		$5.47

Components of Net Assets at July 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$670,020,051
Distributions in excess of net investment income		(482,217)
Accumulated net realized loss on investments		(39,079,947)
Net unrealized appreciation of investments and foreign currencies		24,737,171
Total net assets		$655,195,058

Statements of net assets
Delaware Corporate Bond Fund

°Principal amount shown is stated in the currency in which each security is denominated.
AUD — Australian Dollar
BRL — Brazilian Real
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
USD — United States Dollar

@	Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $13,907,597, which represented 2.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏

Restricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit its liquidity. At July 31, 2009, the aggregate amount of restricted securities was $336,944 or 0.05% of the Fund’s net assets See Note 10 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $105,741,309, which represented 16.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

•	Variable rate security. The rate shown is the rate as of July 31, 2009.
≠	The rate shown is the effective yield at time of purchase.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements”
©	Includes $11,693,367 of securities loaned.

Summary of abbreviations: CDS — Credit Default Swap GNMA — Government National Mortgage Association MASTR — Mortgage Asset Securitization Transactions, Inc. RSB — Rate Stabilization Bond yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.46
Sales charge (4.50% of offering price) (B)	0.26
Offering price	$5.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
AUD	73,863	USD	(60,586)	8/31/09	$1,031
GBP	962,664	USD	(1,587,211)	9/1/09	20,729
KRW	1,937,984,631	USD	(1,587,211)	8/31/09	(2,600)
NOK	9,420,135	USD	(1,518,275)	8/31/09	16,725
NOK	3,822,099	USD	(615,534)	8/31/09	7,272
NZD	2,144,017	USD	(1,400,043)	8/31/09	16,842
PLN	3,670,238	USD	(1,252,000)	8/31/09	6,943
					$66,942

Statements of net assets
Delaware Corporate Bond Fund

Swap Contracts[2]
CDS Contracts
		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
Barclays Capital
Macy’s CDS	$965,000	5.00%	6/20/19	$(115,408)
JPMorgan Securities
Donnelley (R.R.) & Sons
5 yr CDS	2,800,000	5.00%	6/20/14	(376,738)
	$3,765,000			$(492,146)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1, 2See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Extended Duration Bond Fund	July 31, 2009

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligation – 1.46%
¥	Freddie Mac Reference REMIC
	Series R008 ZA 6.00% 7/15/36	USD	3,272,921	$3,428,114
Total Agency Collateralized Mortgage Obligation
	(cost $3,053,103)			3,428,114

Commercial Mortgage-Backed Securities – 1.60%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37		715,000	664,950
•	Bank of America Commercial Mortgage Securities
	Series 2004-3 A5 5.389% 6/10/39		665,000	653,015
	Series 2005-6 AM 5.179% 9/10/47		315,000	212,308
•	Bear Stearns Commercial Mortgage Securities
	Series 2007-T28 A4 5.742% 9/11/42		740,000	660,189
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	553,761
	JPMorgan Chase Commercial Mortgage Securities
	Series 2006-LDP9 A2 5.134% 5/15/47		750,000	714,643
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		500,000	74,079
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	33,589
	Series 2005-CIP1 A2 4.96% 7/12/38		50,000	50,528
•#	Morgan Stanley Capital I
	Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	147,250
Total Commercial Mortgage-Backed Securities
	(cost $4,452,786)			3,764,312

Convertible Bonds – 1.26%
*	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		445,000	449,450
	Medtronic 1.625% exercise price $55.41,
	expiration date 4/15/13		610,000	590,938
	ProLogis 2.25% exercise price $75.98,
	expiration date 4/1/37		1,420,000	1,203,450
	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		750,000	708,945
Total Convertible Bonds (cost $2,690,904)				2,952,783

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds – 84.53%
Banking – 14.70%
	AgriBank 9.125% 7/15/19	USD	1,210,000	$1,225,538
	Bank of America 6.10% 6/15/17		3,285,000	3,130,631
	Barclays Bank
	6.75% 5/22/19		2,450,000	2,664,730
	#144A 6.05% 12/4/17		910,000	850,994
	BB&T Capital Trust I 5.85% 8/18/35		1,300,000	1,030,020
	BB&T Capital Trust II 6.75% 6/7/36		2,903,000	2,386,995
	Citigroup
	*6.125% 5/15/18		3,005,000	2,755,931
	8.125% 7/15/39		760,000	767,696
@#	CoBank ACB 144A 7.875% 4/16/18		935,000	899,094
#	GMAC 144A 6.00% 12/15/11		400,000	362,000
	JPMorgan Chase
	6.00% 10/1/17		345,000	359,058
	*6.30% 4/23/19		510,000	555,070
	JPMorgan Chase Capital XXV 6.80% 10/1/37		5,050,000	4,630,143
@	Popular North America Capital Trust I
	6.564% 9/15/34		3,443,000	1,276,571
•#	Rabobank Nederland 144A 11.00% 12/29/49		3,060,000	3,574,365
	Silicon Valley Bank 6.05% 6/1/17		805,000	627,044
•	USB Capital IX 6.189% 4/15/49		2,925,000	2,092,118
•	Wells Fargo Capital XIII 7.70% 12/29/49		5,485,000	4,775,565
	Zions Bancorporation 5.50% 11/16/15		790,000	519,787
				34,483,350

Basic Industry – 4.70%
	ArcelorMittal
	6.125% 6/1/18		2,790,000	2,699,227
	9.85% 6/1/19		505,000	585,360
	Dow Chemical
	8.55% 5/15/19		925,000	1,016,521
	9.40% 5/15/39		1,400,000	1,686,650
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15		130,000	137,630
	8.375% 4/1/17		280,000	297,221
#	Georgia-Pacific 144A 8.25% 5/1/16		185,000	192,400
	Lubrizol 6.50% 10/1/34		970,000	881,601
@#	Norske Skogindustrier 144A 7.125% 10/15/33		1,055,000	543,325

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Reliance Steel & Aluminum 6.85% 11/15/36	USD	1,537,000	$920,528
#	Sappi Papier Holding 144A 6.75% 6/15/12		650,000	525,515
@#	Severstal 144A 9.75% 7/29/13		553,000	489,405
#	Steel Dynamics 144A 8.25% 4/15/16		420,000	417,900
#	Teck Resources 144A
	10.25% 5/15/16		40,000	45,500
	10.75% 5/15/19		400,000	467,500
#	Vedanta Resources 144A 8.75% 1/15/14		109,000	107,638
				11,013,921

Brokerage – 5.00%
	Goldman Sachs Group 6.75% 10/1/37		5,974,000	6,045,072
	Jefferies Group
	6.25% 1/15/36		515,000	367,255
	6.45% 6/8/27		1,850,000	1,395,409
	LaBranche 11.00% 5/15/12		600,000	556,500
	Lazard Group 6.85% 6/15/17		1,271,000	1,236,007
	Morgan Stanley 6.25% 8/28/17		2,045,000	2,130,021
				11,730,264

Capital Goods – 4.64%
#	BAE Systems Holdings 144A 6.375% 6/1/19		1,075,000	1,160,375
	Browning-Ferris Industries 7.40% 9/15/35		3,670,000	3,610,068
#	BWAY 144A 10.00% 4/15/14		400,000	408,000
	Graham Packaging 9.875% 10/15/14		465,000	447,563
*	Graphic Packaging International 9.50% 8/15/13		230,000	230,288
*	L-3 Communications Holdings 6.125% 7/15/13		340,000	333,200
#	Sealed Air 144A 7.875% 6/15/17		285,000	301,418
	Tyco International Finance 8.50% 1/15/19		1,590,000	1,845,169
	USG
	6.30% 11/15/16		405,000	318,938
	#144A 9.75% 8/1/14		100,000	102,500
	Waste Management 7.75% 5/15/32		900,000	1,039,131
	WMX Technologies 7.10% 8/1/26		1,025,000	1,088,450
				10,885,100

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 16.61%
	AT&T
	6.40% 5/15/38	USD	1,250,000	$1,355,513
	6.55% 2/15/39		3,030,000	3,375,693
#	CC Holdings GS V 144A 7.75% 5/1/17		235,000	240,875
#	Charter Communications Operating Capital
	144A 12.875% 9/15/14		675,000	732,375
	Comcast 6.95% 8/15/37		967,000	1,101,993
#	COX Communications 144A
	6.95% 6/1/38		1,605,000	1,743,820
	8.375% 3/1/39		2,410,000	3,020,884
	Cricket Communications 9.375% 11/1/14		355,000	362,100
*	Crown Castle International 9.00% 1/15/15		660,000	700,425
*#	CSC Holdings 144A 8.50% 4/15/14		579,000	599,265
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,935,000	2,509,830
	Inmarsat Finance II 10.375% 11/15/12		700,000	735,000
	Intelsat Jackson Holdings 11.25% 6/15/16		460,000	492,200
#	Interpublic Group 144A 10.00% 7/15/17		195,000	204,750
	Level 3 Financing 9.25% 11/1/14		245,000	214,988
#	MetroPCS Wireless 144A 9.25% 11/1/14		275,000	286,000
#	Nielsen Finance 144A 11.50% 5/1/16		275,000	289,438
#	Nordic Telephone Holdings 144A
	8.875% 5/1/16		375,000	382,500
#	PAETEC Holding 144A 8.875% 6/30/17		300,000	286,500
#	Qwest 144A 8.375% 5/1/16		230,000	236,900
	Sprint Capital 8.375% 3/15/12		175,000	178,063
	Sprint Nextel 6.00% 12/1/16		640,000	562,400
	Telecom Italia Capital 7.721% 6/4/38		4,290,000	4,849,562
	Time Warner Cable 6.75% 6/15/39		4,585,000	4,976,508
	Verizon Communications 6.40% 2/15/38		2,880,000	3,143,894
#	Videotron 144A 9.125% 4/15/18		500,000	521,250
@#	Vimpelcom 144A 9.125% 4/30/18		700,000	637,000
	Virgin Media Finance 8.75% 4/15/14		450,000	456,750
#	Vivendi 144A 6.625% 4/4/18		3,970,000	3,930,713
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		760,000	817,000
				38,944,189

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 7.51%
w#	CVS Pass Through Trust 144A 8.353% 7/10/31	USD	2,200,000	$2,278,485
*	Darden Restaurants 6.80% 10/15/37		1,730,000	1,612,370
	Ford Motor Credit
	7.375% 10/28/09		575,000	573,980
	9.875% 8/10/11		650,000	644,340
@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		325,000	310,375
*	Goodyear Tire & Rubber 10.50% 5/15/16		295,000	317,863
*#	Harrah’s Operating Escrow 144A
	11.25% 6/1/17		335,000	340,863
#	Invista 144A 9.25% 5/1/12		200,000	193,000
*	Levi Strauss 9.75% 1/15/15		375,000	382,500
	Macy’s Retail Holdings
	6.65% 7/15/24		1,000,000	720,068
	8.875% 7/15/15		150,000	155,522
	10.625% 11/1/10		425,000	433,727
	#MGM Mirage 144A
	10.375% 5/15/14		90,000	96,975
	11.125% 11/15/17		110,000	121,550
	13.00% 11/15/13		175,000	198,188
	Nordstrom 7.00% 1/15/38		3,230,000	3,153,984
#	Pinnacle Entertainment 144A 8.625% 8/1/17		280,000	281,400
	Ryland Group 8.40% 5/15/17		475,000	467,875
*	Sally Holdings 10.50% 11/15/16		260,000	269,100
	Target
	6.50% 10/15/37		2,335,000	2,477,698
	7.00% 1/15/38		475,000	536,226
	VF 6.45% 11/1/37		2,100,000	2,047,828
				17,613,917

Consumer Non-Cyclical – 5.72%
	AmBev International Finance 9.50% 7/24/17	BRL	1,050,000	533,159
*#	Anheuser-Busch InBev Worldwide 144A
	8.20% 1/15/39	USD	1,930,000	2,435,257
*	ARAMARK 8.50% 2/1/15		150,000	151,875
	Beckman Coulter 7.00% 6/1/19		465,000	520,135
#	Bio-Rad Laboratories 144A 8.00% 9/15/16		120,000	123,000
#	CareFusion 144A 6.375% 8/1/19		1,325,000	1,400,082
	Community Health Systems 8.875% 7/15/15		495,000	512,325

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Corrections Corporation of America 7.75% 6/1/17	USD	230,000	$231,725
	Delhaize America 9.00% 4/15/31		1,827,000	2,292,648
	HCA 9.25% 11/15/16		530,000	553,850
*	Inverness Medical Innovations 9.00% 5/15/16		250,000	250,625
*	Jarden 7.50% 5/1/17		165,000	159,225
	Quest Diagnostics 6.95% 7/1/37		3,078,000	3,168,395
	Select Medical 7.625% 2/1/15		325,000	282,750
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		425,000	362,699
	Supervalu 7.50% 11/15/14		460,000	447,350
				13,425,100

Electric – 2.85%
#	Calpine Construction Finance 144A
	8.00% 6/1/16		345,000	348,450
*#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		505,000	513,206
*	CMS Energy 8.75% 6/15/19		1,035,000	1,092,188
	Interstate Power & Light 6.25% 7/15/39		950,000	1,025,599
	Ipalco Enterprises 8.625% 11/14/11		275,000	283,938
	NRG Energy
	7.375% 2/1/16		150,000	145,500
	7.375% 1/15/17		180,000	174,150
	PSI Energy 8.85% 1/15/22		230,000	292,128
*	Texas Competitive Electric Holdings
	10.25% 11/1/15		525,000	414,750
	Union Electric 8.45% 3/15/39		1,945,000	2,382,669
				6,672,578

Energy – 11.45%
	Anadarko Petroleum
	7.95% 6/15/39		850,000	986,912
	8.70% 3/15/19		385,000	457,715
	Chesapeake Energy 7.25% 12/15/18		610,000	576,450
	El Paso
	7.25% 6/1/18		100,000	97,635
	8.25% 2/15/16		115,000	117,875
	Enbridge Energy Partners 9.875% 3/1/19		930,000	1,144,570

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Energy Transfer Partners 9.70% 3/15/19	USD	1,545,000	$1,940,274
	Kinder Morgan Energy Partners
	6.95% 1/15/38		3,590,000	3,899,278
	9.00% 2/1/19		105,000	128,079
	Marathon Oil 6.60% 10/1/37		1,000,000	1,046,673
	MarkWest Energy Partners 8.75% 4/15/18		215,000	201,025
	Massey Energy 6.875% 12/15/13		450,000	436,500
	Nexen 7.50% 7/30/39		1,400,000	1,507,103
	Noble Energy 8.25% 3/1/19		1,070,000	1,271,267
	Petrobras International Finance
	7.875% 3/15/19		735,000	819,746
#	PetroHawk Energy 144A 10.50% 8/1/14		370,000	397,750
	Plains All American Pipeline 6.65% 1/15/37		3,615,000	3,733,344
	Pride International 7.375% 7/15/14		1,050,000	1,086,750
	Rowan 7.875% 8/1/19		1,200,000	1,276,670
	Talisman Energy 6.25% 2/1/38		1,725,000	1,749,669
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16		215,000	239,725
•	TransCanada Pipelines 6.35% 5/15/67		905,000	706,910
	Weatherford International 7.00% 3/15/38		2,720,000	2,807,145
	Williams 7.50% 1/15/31		235,000	235,623
				26,864,688

Finance Companies – 4.18%
	Capital One Bank 8.80% 7/15/19		2,215,000	2,406,651
	Capital One Capital V 10.25% 8/15/39		555,000	566,042
	FTI Consulting 7.75% 10/1/16		375,000	374,063
	General Electric Capital
	5.875% 1/14/38		950,000	825,634
	6.75% 3/15/32		3,000,000	2,880,716
	6.875% 1/10/39		900,000	886,538
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,045,000	339,625
	International Lease Finance
	5.875% 5/1/13		1,108,000	772,237
	6.625% 11/15/13		800,000	554,292
@#	Nuveen Investments 144A 10.50% 11/15/15		285,000	203,775
				9,809,573

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
	Corporate Bonds (continued)
	Insurance – 3.99%
*•	Chubb 6.375% 3/29/67	USD	820,000	$665,150
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		4,830,000	4,654,150
@w#	Stingray Pass Through Trust 144A
	5.902% 1/12/15		1,200,000	108,000
	UnitedHealth Group
	5.80% 3/15/36		2,210,000	2,003,588
	6.50% 6/15/37		200,000	193,858
	WellPoint
	5.95% 12/15/34		1,736,000	1,559,595
	6.375% 6/15/37		180,000	170,584
				9,354,925

	Natural Gas – 0.84%
@	Boston Gas 6.95% 12/1/23		200,000	166,703
	Enterprise Products Operating 6.875% 3/1/33		1,465,000	1,636,498
#	Inergy Finance 144A 8.75% 3/1/15		170,000	173,400
				1,976,601

	Real Estate – 0.41%
	Regency Centers 5.875% 6/15/17		1,140,000	972,353
				972,353

	Technology – 0.70%
*	SunGard Data Systems 9.125% 8/15/13		500,000	512,500
	Xerox 6.35% 5/15/18		1,115,000	1,116,650
				1,629,150

	Transportation – 1.23%
	CSX 7.45% 4/1/38		2,550,000	2,882,737
				2,882,737
	Total Corporate Bonds (cost $185,053,061)			198,258,446

	Foreign Agency – 0.20%
	Germany – 0.20%
	KFW 10.00% 5/15/12	BRL	840,000	457,836
	Total Foreign Agency (cost $450,286)			457,836

	Principal amount°		Value (U.S. $)
Municipal Bond – 1.20%
California State Taxable Build America Bonds
(Various Purposes) 7.55% 4/1/39	USD	2,675,000	$2,804,283
Total Municipal Bond (cost $2,736,643)			2,804,283

Non-Agency Asset-Backed Securities – 1.73%
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		550,000	563,784
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,505,000	1,495,636
CNH Equipment Trust Series 2008-A A3
4.12% 5/15/12		200,000	203,293
Discover Card Master Trust Series 2007-A1 A1
5.65% 3/16/20		960,000	942,303
@# Dunkin Securitization Series 2006-1 A2 144A
5.779% 6/20/31		190,000	179,578
Mid-State Trust
Series 11 A1 4.864% 7/15/38		48,924	39,233
Series 2005-1 A 5.745% 1/15/40		120,608	79,206
RSB Bondco Series 2007-A A2 5.72% 4/1/18		510,000	550,256
Total Non-Agency Asset-Backed Securities
(cost $4,080,141)			4,053,289

«Senior Secured Loans – 1.98%
Bausch & Lomb
Parent Term Tranche Loan B 3.848% 4/11/15		375,373	357,191
Term Tranche Loan DD 3.703% 4/11/15		95,272	90,658
Chester Downs & Marina Term Tranche
12.375% 12/31/16		360,000	349,200
Flextronics International Term B
2.847% 10/1/12		513,693	467,461
Ford Motor Term Tranche Loan B
3.362% 12/15/13		424,624	361,966
Harrahs Operating Term Tranche Loan B2
3.504% 1/28/15		406,670	327,595
Nuveen Investments
Term Tranche Loan 12.50% 7/9/15		245,000	231,525
Term Tranche Loan B 3.393% 11/13/14		251,065	205,585
Rite Aid Term Tranche Loan 9.75% 6/5/15		400,000	412,000

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14	USD	530,000	$508,137
Texas Competitive Electric Holdings
Term Tranche Loan B2 3.88% 10/10/14		617,399	479,553
Univision Communications Term Tranche Loan B
2.56% 9/29/14		540,000	437,624
Wrigley (WM) Jr Term Tranche Loan B
6.50% 7/17/14		419,250	425,616
Total Senior Secured Loans (cost $4,488,059)			4,654,111

Sovereign Debt – 0.81%
Brazil – 0.27%
Republic of Brazil
*12.50% 1/5/16	BRL	695,000	420,873
12.50% 1/5/22	BRL	370,000	224,558
			645,431

Indonesia – 0.27%
Indonesia Government 10.75% 5/15/16	IDR	5,909,000,000	641,519
			641,519

Mexico – 0.27%
Mexican Bonos 10.00% 11/20/36	MXN	7,419,000	622,112
			622,112
Total Sovereign Debt (cost $1,765,966)			1,909,062

Supranational Banks – 0.90%
European Investment Bank
6.00% 8/14/13	AUD	1,041,000	876,556
11.25% 2/14/13	BRL	700,000	385,938
International Finance 5.75% 6/24/14	AUD	1,041,000	843,976
Total Supranational Banks (cost $2,011,560)			2,106,470

U.S. Treasury Obligations – 0.73%
* U.S. Treasury Notes 3.125% 5/15/19	USD	70,000	67,899
¥^ U.S. Treasury Strip 4.654% 5/15/37		5,500,000	1,639,286
Total U.S. Treasury Obligations (cost $1,596,068)			1,707,185

	Number of shares	Value (U.S. $)
•Preferred Stock – 0.62%
PNC Financial Services Group 8.25%	1,615,000	$1,460,567
Total Preferred Stock (cost $1,588,134)		1,460,567

Total Value of Securities Before Securities
Lending Collateral – 97.02% (cost $213,966,711)		227,556,458

Securities Lending Collateral** – 2.02%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,585,162	2,585,162
BNY Mellon SL DBT II Liquidating Fund	2,197,646	2,155,671
†Mellon GSL Reinvestment Trust II	101,515	10
Total Securities Lending Collateral (cost $4,884,323)		4,740,843

Total Value of Securities – 99.04%
(cost $218,851,034)		232,297,301	©
Obligation to Return Securities
Lending Collateral** – (2.08%)		(4,884,323)
Receivables and Other Assets
Net of Liabilities – 3.04%		7,125,031
Net Assets Applicable to 41,905,404
Shares Outstanding – 100.00%		$234,538,009

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($184,538,227 / 32,965,119 Shares)		$5.60
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($3,992,578 / 714,353 Shares)		$5.59
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($19,119,826 / 3,416,477 Shares)		$5.60
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($664,688 / 118,595 Shares)		$5.60
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($26,222,690 / 4,690,860 Shares)		$5.59

Statements of net assets
Delaware Extended Duration Bond Fund

Components of Net Assets at July 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$241,167,957
Undistributed net investment income	913,555
Accumulated net realized loss on investments	(21,648,274)
Net unrealized appreciation of investments and foreign currencies	14,104,771
Total net assets	$234,538,009

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
USD — United States Dollar

@	Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $5,176,525, which represented 2.21% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $41,150,361, which represented 17.55% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

•	Variable rate security. The rate shown is the rate as of July 31, 2009.
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $4,882,689 of securities loaned.

Summary of abbreviations:
CDS — Credit Default Swap
REMIC — Real Estate Mortgage Investment Conduit
RSB — Rate Stabilization Bond
yr — Year

Net Asset Value and Offering Price Per Share –
        Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$5.60
Sales charge (4.50% of offering price) (B)	0.26
Offering price	$5.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
AUD	27,730	USD	(22,745)	8/31/09	$387
GBP	336,850	USD	(555,388)	9/1/09	7,253
KRW	678,128,748	USD	(555,388)	8/31/09	(910)
NOK	3,506,958	USD	(565,228)	8/31/09	6,226
NOK	1,419,090	USD	(228,539)	8/31/09	2,700
NZD	793,167	USD	(517,938)	8/31/09	6,231
PLN	1,298,655	USD	(443,000)	8/31/09	2,457
					$24,344

Statements of net assets
Delaware Extended Duration Bond Fund

Financial Futures Contracts[2]

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(178) U.S. Treasury 10 yr Note	$(20,760,038)	$(20,876,062)	9/21/09	$(116,024)
522 U.S. Treasury Long Bond	61,190,131	62,118,000	9/21/09	927,869
	$40,430,093			$811,845

Swap Contracts3
CDS Contracts

		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) 5 yr CDS	$1,285,000	5.00%	6/20/14	$(172,896)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1, 2, and 3See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of assets and liabilities
July 31, 2009

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Assets:
Investments, at value[1]	$648,985,170	$227,556,458
Short-term investments held as collateral for
loaned securities, at value	11,659,632	4,740,843
Foreign currencies, at value	209,499	108,030
Cash	739,121	—
Receivables for securities sold	25,351,576	8,322,301
Dividends and interest receivable	10,221,870	3,778,666
Receivable for fund shares sold	7,025,509	3,727,391
Variation margin receivable on futures contracts	—	829,095
Foreign currency contracts, at value	66,942	24,344
Securities lending income receivable	3,230	1,490
Total assets	704,262,549	249,088,618

Liabilities:
Cash overdraft	—	1,423,064
Payables for securities purchased	34,221,626	7,138,819
Credit default swap, at value (including up
front payments received of $60,128 and
$56,233 respectively)[2]	432,019	116,663
Annual protection payments on credit default swaps	20,917	7,210
Distributions payable	904,025	377,905
Payable for fund shares redeemed	854,612	348,078
Obligation to return securities lending collateral	11,975,548	4,884,323
Other liabilities	—	10,420
Due to manager and affiliates	479,413	157,181
Other accrued expenses	179,331	86,946
Total liabilities	49,067,491	14,550,609

Total net assets	$655,195,058	$234,538,009

Investments, at cost	$623,490,547	$213,966,711
Cost of short-term investments held as
collateral for loaned securities	11,975,548	4,884,323
Foreign currencies, at cost	211,889	105,612

1Including securities on loan of $11,693,367 and $4,882,689, respectively.
2See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of operations
Year Ended July 31, 2009

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$38,684,038	$16,123,525
Dividends	717,200	314,458
Securities lending income	128,651	33,790
	39,529,889	16,471,773
Expenses:
Management fees	2,675,177	1,141,761
Distribution expense – Class A	831,680	469,113
Distribution expense – Class B	120,238	39,450
Distribution expense – Class C	731,963	163,717
Distribution expense – Class R	58,214	2,406
Dividend disbursing and transfer agent fees and expenses	1,017,896	604,648
Accounting and administration expenses	215,009	83,037
Registration fees	111,377	74,482
Reports and statements to shareholders	93,904	33,473
Legal fees	80,240	30,754
Audit and tax	51,116	26,844
Trustees’ fees	37,884	14,706
Custodian fees	26,750	17,763
Insurance fees	16,793	6,981
Pricing fees	14,243	11,065
Consulting fees	7,209	2,720
Dues and services	4,533	1,138
Trustees’ expenses	2,898	1,131
	6,097,124	2,725,189
Less fees waived	(851,073)	(697,723)
Less waived distribution expenses – Class A	(137,680)	(78,186)
Less waived distribution expenses – Class R	(9,672)	(401)
Less expense paid indirectly	(5,280)	(405)
Total operating expenses	5,093,419	1,948,474
Net Investment Income	34,436,470	14,523,299

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(20,143,892)	$(7,436,200)
Redemptions in-kind*	1,686,634	—
Futures contracts	813,169	911,478
Foreign currencies	148,631	(37,145)
Swap contracts	1,492,802	(123,976)
Written options	6,890	—
Net realized loss	(15,995,766)	(6,685,843)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	50,764,760	23,785,423
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	34,768,994	17,099,580

Net Increase in Net Assets Resulting
from Operations	$69,205,464	$31,622,879

*See Note 12 in “Notes to financial statements.”

See accompanying notes

Statements of changes in net assets
Delaware Corporate Bond Fund

	Year Ended
	7/31/09	7/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,436,470	$30,345,633
Net realized loss on investments and foreign currencies	(15,995,766)	(9,151,732)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	50,764,760	(20,405,268)
Net increase in net assets resulting from operations	69,205,464	788,633

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,630,473)	(15,337,723)
Class B	(669,607)	(880,057)
Class C	(4,142,648)	(3,096,733)
Class R	(589,808)	(818,201)
Institutional Class	(10,872,016)	(11,026,837)
	(33,904,552)	(31,159,551)

Capital Share Transactions:
Proceeds from shares sold:
Class A	289,855,627	87,362,083
Class B	410,530	610,894
Class C	68,765,093	15,208,772
Class R	5,041,020	11,821,022
Institutional Class	56,389,720	87,203,927

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	12,817,706	11,493,897
Class B	400,067	521,909
Class C	3,009,722	2,444,005
Class R	580,575	804,997
Institutional Class	2,751,488	2,668,689
	440,021,548	220,140,195

	Year Ended
	7/31/09	7/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(138,950,540)	$(119,980,862)
Class B	(4,594,860)	(7,398,706)
Class C	(21,190,502)	(19,612,382)
Class R	(6,875,785)	(15,652,690)
Institutional Class	(212,080,924)	(54,633,953)
	(383,692,611)	(217,278,593)
Increase in net assets derived from
capital share transactions	56,328,937	2,861,602
Net Increase (Decrease) in Net Assets	91,629,849	(27,509,316)

Net Assets:
Beginning of year	563,565,209	591,074,525
End of year	$655,195,058	$563,565,209

Distributions in excess of net investment income	$(482,217)	$(2,034,617)

See accompanying notes

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Year Ended
	7/31/09	7/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,523,299	$14,277,851
Net realized loss on investments and foreign currencies	(6,685,843)	(2,534,344)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	23,785,423	(8,384,561)
Net increase in net assets resulting from operations	31,622,879	3,358,946

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,826,524)	(10,366,627)
Class B	(241,956)	(262,308)
Class C	(1,006,934)	(958,162)
Class R	(26,836)	(17,031)
Institutional Class	(2,188,704)	(2,904,917)
	(14,290,954)	(14,509,045)

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,992,783	91,491,995
Class B	67,858	306,119
Class C	5,066,090	4,205,200
Class R	338,174	155,728
Institutional Class	18,626,692	11,431,437

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,259,070	9,175,003
Class B	161,170	179,665
Class C	681,672	645,150
Class R	26,168	16,832
Institutional Class	901,074	1,562,271
	111,120,751	119,169,400

	Year Ended
	7/31/09	7/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(77,581,305)	$(109,591,451)
Class B	(1,142,233)	(1,495,767)
Class C	(5,866,638)	(6,151,131)
Class R	(144,414)	(27,246)
Institutional Class	(32,116,715)	(40,571,667)
	(116,851,305)	(157,837,262)
Decrease in net assets derived from
capital share transactions	(5,730,554)	(38,667,862)
Net Increase (Decrease) in Net Assets	11,601,371	(49,817,961)

Net Assets:
Beginning of year	222,936,638	272,754,599
End of year	$234,538,009	$222,936,638

Undistributed net investment income	$913,555	$581,993

See accompanying notes

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.240	$5.520	$5.490	$5.780	$5.700

0.314	0.279	0.301	0.276	0.260
0.216	(0.272)	0.046	(0.239)	0.174
0.530	0.007	0.347	0.037	0.434

(0.310)	(0.287)	(0.317)	(0.306)	(0.286)
—	—	—	(0.021)	(0.068)
(0.310)	(0.287)	(0.317)	(0.327)	(0.354)

$5.460	$5.240	$5.520	$5.490	$5.780

11.04%	0.04%	6.35%	0.70%	7.76%

$459,892	$268,659	$304,255	$256,776	$115,456
0.90%	0.90%	0.82%	0.81%	0.82%

1.11%	1.08%	1.06%	1.05%	1.08%
6.45%	5.10%	5.35%	4.95%	4.48%

6.24%	4.92%	5.11%	4.71%	4.22%
271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.230	$5.520	$5.480	$5.770	$5.700

0.278	0.238	0.259	0.234	0.216
0.225	(0.283)	0.055	(0.239)	0.164
0.503	(0.045)	0.314	(0.005)	0.380

(0.273)	(0.245)	(0.274)	(0.264)	(0.242)
—	—	—	(0.021)	(0.068)
(0.273)	(0.245)	(0.274)	(0.285)	(0.310)

$5.460	$5.230	$5.520	$5.480	$5.770

10.43%	(0.90% )	5.56%	0.13%	6.77%

$11,938	$15,525	$22,694	$23,792	$23,963
1.65%	1.65%	1.57%	1.56%	1.57%

1.81%	1.78%	1.76%	1.75%	1.78%
5.70%	4.35%	4.60%	4.20%	3.73%

5.54%	4.22%	4.41%	4.01%	3.52%
271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.240	$5.520	$5.490	$5.780	$5.700

0.278	0.238	0.259	0.234	0.216
0.225	(0.273)	0.045	(0.239)	0.174
0.503	(0.035)	0.304	(0.005)	0.390

(0.273)	(0.245)	(0.274)	(0.264)	(0.242)
—	—	—	(0.021)	(0.068)
(0.273)	(0.245)	(0.274)	(0.285)	(0.310)

$5.470	$5.240	$5.520	$5.490	$5.780

10.41%	(0.71% )	5.55%	(0.05% )	6.95%

$121,901	$62,211	$67,693	$48,425	$33,013
1.65%	1.65%	1.57%	1.56%	1.57%

1.81%	1.78%	1.76%	1.75%	1.78%
5.70%	4.35%	4.60%	4.20%	3.73%

5.54%	4.22%	4.41%	4.01%	3.52%
271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.240	$5.520	$5.490	$5.780	$5.700

0.302	0.265	0.287	0.262	0.240
0.226	(0.272)	0.045	(0.239)	0.174
0.528	(0.007)	0.332	0.023	0.414

(0.298)	(0.273)	(0.302)	(0.292)	(0.266)
—	—	—	(0.021)	(0.068)
(0.298)	(0.273)	(0.302)	(0.313)	(0.334)

$5.470	$5.240	$5.520	$5.490	$5.780

10.97%	(0.21% )	6.07%	0.45%	7.38%

$11,229	$11,973	$15,802	$6,048	$2,608
1.15%	1.15%	1.07%	1.06%	1.17%

1.41%	1.38%	1.36%	1.35%	1.38%
6.20%	4.85%	5.10%	4.70%	4.13%

5.94%	4.62%	4.81%	4.41%	3.92%
271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.240	$5.520	$5.480	$5.770	$5.700

0.327	0.293	0.315	0.289	0.274
0.225	(0.273)	0.056	(0.238)	0.164
0.552	0.020	0.371	0.051	0.438

(0.322)	(0.300)	(0.331)	(0.320)	(0.300)
—	—	—	(0.021)	(0.068)
(0.322)	(0.300)	(0.331)	(0.341)	(0.368)

$5.470	$5.240	$5.520	$5.480	$5.770

11.53%	0.10%	6.81%	0.95%	7.84%

$50,235	$205,197	$180,631	$234,281	$201,895
0.65%	0.65%	0.57%	0.56%	0.57%

0.81%	0.78%	0.76%	0.75%	0.78%
6.70%	5.35%	5.60%	5.20%	4.73%

6.54%	5.22%	5.41%	5.01%	4.52%
271%	355%	244%	173%	232%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.210	$5.460	$5.410	$5.940	$5.770

0.344	0.296	0.306	0.299	0.292
0.385	(0.245)	0.065	(0.468)	0.390
0.729	0.051	0.371	(0.169)	0.682

(0.339)	(0.301)	(0.321)	(0.309)	(0.312)
—	—	—	(0.052)	(0.200)
(0.339)	(0.301)	(0.321)	(0.361)	(0.512)

$5.600	$5.210	$5.460	$5.410	$5.940

15.17%	0.83%	6.82%	(2.89% )	12.17%

$184,538	$163,372	$180,853	$92,132	$58,003
0.90%	0.90%	0.88%	0.80%	0.84%

1.29%	1.23%	1.20%	1.22%	1.31%
7.03%	5.42%	5.44%	5.35%	4.92%

6.64%	5.09%	5.12%	4.93%	4.45%
234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.200	$5.450	$5.410	$5.930	$5.760

0.307	0.254	0.264	0.257	0.247
0.384	(0.244)	0.054	(0.458)	0.391
0.691	0.010	0.318	(0.201)	0.638

(0.301)	(0.260)	(0.278)	(0.267)	(0.268)
—	—	—	(0.052)	(0.200)
(0.301)	(0.260)	(0.278)	(0.319)	(0.468)

$5.590	$5.200	$5.450	$5.410	$5.930

14.33%	0.08%	5.84%	(3.45% )	11.35%

$3,992	$4,718	$5,959	$6,371	$6,964
1.65%	1.65%	1.63%	1.55%	1.59%

1.99%	1.93%	1.90%	1.92%	2.01%
6.28%	4.67%	4.69%	4.60%	4.17%

5.94%	4.39%	4.42%	4.23%	3.75%
234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.210	$5.460	$5.410	$5.930	$5.760

0.307	0.254	0.264	0.257	0.248
0.385	(0.244)	0.064	(0.458)	0.390
0.692	0.010	0.328	(0.201)	0.638

(0.302)	(0.260)	(0.278)	(0.267)	(0.268)
—	—	—	(0.052)	(0.200)
(0.302)	(0.260)	(0.278)	(0.319)	(0.468)

$5.600	$5.210	$5.460	$5.410	$5.930

14.32%	0.08%	6.03%	(3.45% )	11.35%

$19,120	$17,976	$20,156	$11,021	$8,196
1.65%	1.65%	1.63%	1.55%	1.59%

1.99%	1.93%	1.90%	1.92%	2.01%
6.28%	4.67%	4.69%	4.60%	4.17%

5.94%	4.39%	4.42%	4.23%	3.75%
234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

			10/1/05[1]
Year Ended			to
7/31/09	7/31/08	7/31/07	7/31/06
$5.210	$5.460	$5.410	$5.820

0.332	0.282	0.293	0.236
0.385	(0.245)	0.064	(0.391)
0.717	0.037	0.357	(0.155)

(0.327)	(0.287)	(0.307)	(0.203)
—	—	—	(0.052)
(0.327)	(0.287)	(0.307)	(0.255)

$5.600	$5.210	$5.460	$5.410

15.08%	0.39%	6.75%	(2.67% )

$665	$377	$250	$23
1.15%	1.15%	1.13%	1.05%

1.59%	1.53%	1.50%	1.52%
6.78%	5.17%	5.19%	5.12%

6.34%	4.79%	4.82%	4.65%
234%	443%	276%	184% [4]

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$5.200	$5.450	$5.410	$5.930	$5.760

0.356	0.309	0.320	0.313	0.307
0.385	(0.244)	0.055	(0.458)	0.391
0.741	0.065	0.375	(0.145)	0.698

(0.351)	(0.315)	(0.335)	(0.323)	(0.328)
—	—	—	(0.052)	(0.200)
(0.351)	(0.315)	(0.335)	(0.375)	(0.528)

$5.590	$5.200	$5.450	$5.410	$5.930

15.48%	1.09%	6.90%	(2.48% )	12.47%

$26,223	$36,494	$65,537	$69,357	$52,547
0.65%	0.65%	0.63%	0.55%	0.59%

0.99%	0.93%	0.90%	0.92%	1.01%
7.28%	5.67%	5.69%	5.60%	5.17%

6.94%	5.39%	5.42%	5.23%	4.75%
234%	443%	276%	184%	233%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	July 31, 2009

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a Fund or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2006-July 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Funds held no investments in repurchase agreements.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 0.65% of each Fund’s average daily net assets through November 30, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended July 31, 2009, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund was charged $26,876 and $10,380, respectively for these services.

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee for each Fund through November 30, 2009 to no more than 0.25% and 0.50% of average daily net assets, respectively.

At July 31, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fee payable to DMC	$194,723	$62,339
Dividend disbursing, transfer agent, fund accounting
oversight fees and other expenses payable to DSC	74,843	35,762
Distribution fee payable to DDLP	202,119	55,514
Other expenses payable to DMC and affiliates*	7,728	3,566

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the year ended July 31, 2009, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $46,158 and $17,552, respectively for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$64,443	$13,171

For the year ended July 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$—	$—
Class B	22,578	5,767
Class C	11,710	4,660

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended July 31, 2009, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$1,279,263,529	$420,685,235
Purchases of U.S. government securities	225,254,237	57,159,314
Sales other than U.S. government securities	1,221,118,327	424,590,665
Sales of U.S. government securities	222,986,474	57,162,179

At July 31, 2009 the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$635,299,424	$218,965,199
Aggregate unrealized appreciation	42,706,645	19,591,089
Aggregate unrealized depreciation	(17,361,267)	(6,258,987)
Net unrealized appreciation	$25,345,378	$13,332,102

Effective August 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

		Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Agency Asset-Backed &
Mortgage-Backed Securities	$—	$20,421,875	$384,247	$20,806,122
Common Stock	3,661	—	—	3,661
Corporate Debt	—	582,124,506	1,449,007	583,573,513
Foreign Debt	—	15,730,149	1,328,013	17,058,162
Municipal Bonds	—	7,783,850	—	7,783,850
U.S. Treasury Obligations	7,855,404	—	—	7,855,404
Short-Term	—	8,570,024	—	8,570,024
Securities Lending Collateral	7,910,188	3,749,420	24	11,659,632
Other	—	3,334,434	—	3,334,434
Total	$15,769,253	$641,714,258	$3,161,291	$660,644,802
Derivatives	$—	$(425,204)	$—	$(425,204)

		Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Agency Asset-Backed &
Mortgage-Backed Securities	$—	$11,166,510	$79,206	$11,245,716
Corporate Debt	—	204,404,434	641,159	205,045,593
Foreign Debt	—	4,682,618	610,496	5,293,114
Municipal Bonds	—	2,804,283	—	2,804,283
U.S. Treasury Obligations	1,707,185	—	—	1,707,185
Securities Lending Collateral	2,585,162	2,155,671	10	4,740,843
Other	—	1,460,567	—	1,460,567
Total	$4,292,347	$226,674,083	$1,330,871	$232,297,301
Derivatives	$—	$663,293	$—	$663,293

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Delaware Corporate Bond Fund
	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending		Total
	Securities	Debt	Debt	Collateral	Other	Fund
Balance as of
7/31/08	$1,108,815	$2,251,397	$1,012,737	$—	$3,956,500	$8,329,449
Net purchases,
sales, and
settlements	(614,972)	(447,214)	447,514	—	(350,412)	(965,084)
Net realized gain
(loss)	(23,833)	(450,403)	(5,273)	—	(54,991)	(534,500)
Net transfers in
and/or out of
Level 3	—	—	—	242,932	(3,626,349)	(3,383,417)
Net change in
unrealized
appreciation/
depreciation	(85,763)	95,227	(126,965)	(242,908)	75,252	(285,157)
Balance as of
7/31/09	$384,247	$1,449,007	$1,328,013	$24	$—	$3,161,291

Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
7/31/09	$(104,746)	$(168,044)	$(126,965)	$(242,908)	$—	$(642,663)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

			Delaware Extended Duration Bond Fund
	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending		Total
	Securities	Debt	Debt	Collateral	Other	Fund
Balance as of
7/31/08	$119,108	$966,294	$443,072	$—	$1,558,475	$3,086,949
Net purchases,
sales, and
settlements	(10,680)	(140,211)	223,344	—	—	72,453
Net realized gain
(loss)	19	(101,725)	—	—	—	(101,706)
Net transfers in
and/or out of
Level 3	—	—	—	101,515	(1,588,135)	(1,486,620)
Net change in
unrealized
appreciation/
depreciation	(29,241)	(83,199)	(55,920)	(101,505)	29,660	(240,205)
Balance as of
7/31/09	$79,206	$641,159	$610,496	$10	$—	$1,330,871

Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
7/31/09	$(29,241)	$(83,199)	$(55,920)	$(101,505)	$—	$(269,865)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2009 and 2008 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Year Ended		Year Ended
	7/31/09	7/31/08	7/31/09	7/31/08
Ordinary income	$33,904,552	$31,159,551	$14,290,954	$14,509,045

5. Components of Net Assets on a Tax Basis

As of July 31, 2009, the components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$670,020,051	$241,167,957
Undistributed ordinary income	781,231	1,135,698
Distributions payable	(904,025)	(377,905)
Capital loss carryforwards	(25,732,798)	(16,724,025)
Other temporary differences	(44,325)	(111,074)
Post-October capital losses	(13,469,495)	(3,887,165)
Post-October currency losses	(805,544)	—
Unrealized appreciation of investments
and foreign currencies	25,349,963	13,334,523
Net assets	$655,195,058	$234,538,009

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, mark-to-market of forward foreign currency contracts, straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008 through July 31, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2009, the Funds recorded the following reclassifications:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Paid-in capital	$1,663,993	$—
Undistributed net investment income	1,020,482	99,217
Accumulated net realized loss	(2,684,475)	(99,217)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2009 will expire as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
2013	$11,910	$—
2014	519,965	807,298
2015	2,882,352	2,899,754
2016	—	2,909,487
2017	22,318,571	10,107,486
Total	$25,732,798	$16,724,025

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Year Ended		Year Ended
	7/31/09	7/31/08	7/31/09	7/31/08
Shares sold:
Class A	58,874,837	15,906,531	15,603,755	16,697,987
Class B	85,713	111,436	13,812	55,654
Class C	14,181,834	2,762,281	1,026,837	768,966
Class R	1,039,675	2,148,321	70,073	28,459
Institutional Class	11,688,791	15,935,019	3,868,160	2,090,645

Shares issued upon reinvestment of dividends and distributions:
Class A	2,624,580	2,104,569	1,894,153	1,684,674
Class B	82,466	95,483	33,107	33,023
Class C	616,027	447,592	139,733	118,437
Class R	119,317	147,161	5,315	3,095
Institutional Class	569,296	489,733	183,027	285,849
	89,882,536	40,148,126	22,837,972	21,766,789

Shares repurchased:
Class A	(28,618,933)	(21,833,650)	(15,890,698)	(20,163,900)
Class B	(948,343)	(1,354,649)	(239,689)	(275,051)
Class C	(4,364,844)	(3,596,943)	(1,201,459)	(1,130,548)
Class R	(1,389,824)	(2,872,153)	(29,128)	(4,972)
Institutional Class	(42,255,671)	(9,971,956)	(6,375,142)	(7,387,687)
	(77,577,615)	(39,629,351)	(23,736,116)	(28,962,158)
Net increase (decrease)	12,304,921	518,775	(898,144)	(7,195,369)

For the years ended July 31, 2009 and 2008, Class B shares were converted to Class A shares as follows:

	Year Ended			Year Ended
	7/31/09			7/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond	121,615	121,514	$593,982	181,945	181,720	$990,408
Delaware Extended Duration	32,497	32,440	163,050	53,478	53,378	287,169

The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of July 31, 2009, or at any time during the year then ended.

8. Derivatives

Each Fund applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds exposure to the counterparty.

Financial Futures Contracts — Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options — During the year ended July 31, 2009, Delaware Corporate Bond Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may write options contracts for any number of reasons, including: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Funds may write calls or put options on securities, financial indices, and foreign currencies. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty credit risk.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Transactions in written options during the year ended July 31, 2009 for Delaware Corporate Bond Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2008	—	$—
Options written	25	18,679
Options terminated in closing purchase transactions	(25)	(18,679)
Options outstanding at July 31, 2009	—	$—

Swap Contracts — The Funds may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Funds will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2009, the Funds entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if a Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Funds terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of July 31, 2009 was as follows:

Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Currency)	Receivables and		Liabilities net of
	other assets net		receivables and
	of liabilities	$69,542	other assets	$(2,600)
Interest rate contracts
(Futures)	Receivables and		Liabilities net of
	other assets net		receivables and
	of liabilities	—	other assets	—
Credit contracts
(Swaps)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	—	other assets	(492,146)
Total		$69,542		$(494,746)

Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Currency)	Receivables and		Receivables and
	other assets net		other assets net
	of liabilities	$25,254	of liabilities	$(910)
Interest rate contracts
(Futures)	Receivables and		Receivables and
	other assets net		other assets net
	of liabilities	927,869	of liabilities	(116,024)
Credit contracts
(Swaps)	Receivables and		Receivables and
	other assets net		other assets net
	of liabilities	—	of liabilities	(172,896)
Total		$953,123		$(289,830)

The effect of derivative instruments on the statements of operations for the year ended July 31, 2009 was as follows:

	Delaware Corporate Bond Fund
			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Currency)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	foreign currencies	$148,631	$(10,191)
Interest rate contracts
(Futures)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	futures contracts	813,169	220,004
Written options
(Futures)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	written options on
	futures contracts	6,890	—
Credit contracts
(Swaps)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	swap contracts	1,492,802	(1,893,407)
Total		$2,461,492	$(1,683,594)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Currency)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	foreign currencies	$(37,145)	$64,128
Interest rate contracts
(Futures)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	futures contracts	911,478	389,989
Credit contracts
(Swaps)	Net realized and
	unrealized gain (loss)
	on investments and
	foreign currencies from
	swap contracts	(123,976)	(598,375)
Total		$750,357	$(144,258)

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, a Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan for each Fund are presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Value	$11,693,367	$4,882,689
Cash collateral	11,975,548	4,884,323
Non-cash collateral	—	120,000

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. In-Kind Redemptions

During the year ended July 31, 2009, Delaware Corporate Bond Fund satisfied a withdrawal request with a transfer of securities and cash totaling $64,988,800, resulting in a realized gain of $1,686,634.

13. Subsequent Events

On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

13. Subsequent Events (continued)

Effective July 31, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 21, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

14. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2009, each Fund designates distributions paid during the year as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
(A) Ordinary Income Distributions (Tax Basis)*	100%	100%
Total Distributions (Tax Basis)	100%	100%
Qualifying Dividends[1]	2.09%	2.07%

(A) is based on a percentage of each Fund’s total distributions.

1Qualifying dividends represent dividends, which qualify for the corporate dividends received deduction.

For the fiscal year ended July 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount as listed below to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$717,200	$314,458

*For the fiscal year ended July 31, 2009, certain interest income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended July 31, 2009, the Funds have designated maximum Qualified Interest Income distributions as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$33,470,773	$13,968,795

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Income Funds — Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

We have audited the accompanying statements of net assets and statements of assets and liabilities of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the series constituting Delaware Group Income Funds) (the “Funds”) as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Corporate Bond Fund and the Delaware Extended Duration Bond Fund series of Delaware Group Income Funds at July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
September 21, 2009

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Investment Advisory Agreements

At a meeting held on May 19–21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Corporate Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the second quartile of its Performance Universe. Observing that one-year performance had improved from the third quartile in 2007 to the second quartile in 2008, the Board was satisfied with the recent performance.

Delaware Extended Duration Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board, which observed that one-year performance had improved from the fourth quartile in 2007 to the first quartile in 2008, was satisfied with performance.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Investment Advisory Agreements (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Corporate Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Extended Duration Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Fund management

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager
Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	80	Director
various executive capacities		Kaydon Corp.
at different times at		(July 2007–Present)
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	80	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	80	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
		Director
Executive Vice President		Ecore International
University of Pennsylvania
(April 1995–June 2002)

Founder and	80	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	80	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	80	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	80	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	80	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	80	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	80	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	80	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	80	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	80	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Annual report Delaware High-Yield Opportunities Fund July 31, 2009 Fixed income mutual fund

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund.

The figures in the annual report for Delaware High-Yield Opportunities Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware High-Yield Opportunities Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at www.delawareinvestments.com.

Manage your investments online

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type and credit quality breakdown	10
Statement of net assets	12
Statement of assets and liabilities	27
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
Report of independent registered public accounting firm	56
Other Fund information	57
Board of trustees/directors and officers addendum	62
About the organization	70

Views expressed herein are current as of July 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware High-Yield Opportunities Fund	Aug. 11, 2009

Performance preview (for the period ended July 31, 2009)
Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	0.81%
Merrill Lynch U.S. High Yield Master II Constrained Index (benchmark)	1-year return	4.55%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

Extremely high volatility was the hallmark of virtually all financial markets during the fiscal year ended July 31, 2009, with the market moving dramatically in either direction at various points during the year. From August 2008 through the end of the calendar year, high yield bonds performed poorly, as the economic downturn in the United States gathered momentum and developed markets abroad followed suit. In fact, by December the U.S. economy was officially in a recession estimated to have begun a full year earlier.

The credit crisis that had started in the subprime mortgage market caused major casualties among institutions in the financial sector, including Merrill Lynch, Washington Mutual, Wachovia, American International Group (AIG), Fannie Mae, Freddie Mac, and Lehman Brothers. Lehman was forced to declare bankruptcy in September 2008, which helped push the U.S. economy into a free fall in the final quarter of the calendar year. After the government-sponsored bailouts of several other large financial companies, the failure of an established firm such as Lehman Brothers was particularly unsettling to the markets and caused many investors to reassess their exposure to riskier investments such as high yield bonds.

During this time, high yield spreads expanded to levels never seen before. (Spreads are the difference between a bond’s yield and those of risk-free Treasurys. They are often viewed

During the fiscal year, high yield bonds experienced a tale of two halves:

  From August 2008 through the end of the calendar year, high yield bonds performed poorly, as the economic downturn in the United States gathered momentum and developed markets abroad followed suit.

  During this time, the risk premium on high yield bonds expanded to levels never seen before.

  In the new year, the environment for high yield securities took a 180-degree turn, and high yield bonds experienced a major recovery rally.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted. All bond ratings for this portfolio management review are based on Standard and Poor’s credit ratings.

1

Portfolio management review
Delaware High-Yield Opportunities Fund

as a measure of a fixed income sector’s level of risk.) During the worst phase of the crisis — October and November 2008 — many bonds rated at or below the extremely speculative CCC level were yielding more than 20%. Yields rise as prices drop along with demand, and as investors require higher yields to compensate for the rest that bond issuers may default. As might be expected in a market driven primarily by fear, the lower-rated end of the high yield market generally performed the worst during the period of gravest economic troubles, while higher-quality BB and B-rated bonds (noninvestment grade speculative) recorded smaller but still substantial losses.

With the new year, the environment for high yield securities took a 180-degree turn. A fiscal stimulus program signed into law by President Obama in February, coupled with the Federal Reserve Board’s commitment to keeping short-term interest rates near zero and a variety of government initiatives designed to restore liquidity and boost confidence in the financial markets, resulted in renewed investor willingness to accept risk. Beginning in March, stocks embarked on a rally, while in the fixed income markets credit spreads narrowed substantially as investors’ confidence in corporate balance sheets and earnings prospects rebounded. During this time, the high yield market experienced significant inflows of investment capital. Low yields in competing investments such as money market accounts, certificates of deposit, and savings accounts combined with the massive amount of liquidity infused by central banks all over the world helped explain these inflows.

Favorable results in April from the Treasury Department’s “stress tests,” simulations designed to see how a number of major banks might cope with more-adverse economic conditions, gave the markets added confidence. Even the bankruptcies of automakers Chrysler and General Motors in May and June, respectively, did not derail the rally in high yield bonds. In fact, by most measures, the high yield asset class did well enough to outperform the surging stock market during the second calendar quarter of 2009.

Fund performance

For its fiscal year ended July 31, 2009, Delaware High-Yield Opportunities Fund returned +0.81% for Class A shares at net asset value and -3.66% at maximum offer price. Both figures reflect all distributions reinvested. During the same period, the Fund’s benchmark, the Merrill Lynch U.S. High Yield Master II Constrained Index, returned +4.55% (source: Merrill Lynch). For the complete, annualized performance of the Fund, please see the table on page 4.

On average, the Fund carried an overweight in highly speculative B-rated securities because we believed that the most favorable risk and reward opportunities existed there. Conversely, the Fund had a lighter-than-benchmark exposure to bonds with a BB rating, which is just below investment grade. Over the course of the annual period, this underweight position held back Fund performance. The Fund’s individual holdings within this category actually outpaced those of the benchmark, but our underweight position ultimately hurt the Fund’s relative returns, because BB-rated bonds (which on average constituted more than 40% of the benchmark during the period) experienced solid returns for the year.

2

The Fund’s two greatest individual detractors — Compton Petroleum and Connacher Oil and Gas — were both Canadian energy companies. Other detractors during the period included retailer Neiman Marcus, as well as auto suppliers Lear Corporation and Tenneco Inc.

On the positive side, we benefited from bonds rated CCC, where the Fund had a return advantage over the benchmark of more than 8 percentage points.

The automotive industry provided two of the Fund’s top contributors during the period. Although automaker General Motors’ bankruptcy filing in June wiped out the value of its unsecured debt and common stock, our position in a bank loan secured by GM’s North American assets eventually paid off at par, providing a net gain. Likewise, a secured bank loan position in rival auto manufacturer Ford Motor performed well amid rising confidence in the company’s competitive position. Other individual contributors included Sprint Nextel, Toys R Us, and Spanish-language broadcaster Univision Communications.

At the end of the period, the Fund had a moderately defensive positioning, with underweights in the extremely speculative CCC and CC categories. During the second half of the fiscal year, these lower-rated groups had had the most to gain from the stabilizing economy and normalizing credit markets. This was because many of these bonds had been priced as though the underlying companies might not survive. The U.S. economy appeared to have turned the corner, and many of those lower-quality bonds had staged rallies.

Within each credit sector, we’ve tried to emphasize companies with strong cash flows and other favorable business fundamentals. Our opinion is that security selection might take on more importance than in the recent past, as less anxiety about the health of the economy might prompt closer investor scrutiny of the pros and cons of individual companies.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware High-Yield Opportunities Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through July 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+0.81%	+4.69%	+5.16%	+5.78%
Including sales charge	-3.66%	+3.72%	+4.68%	+5.39%
Class B (Est. Feb. 17, 1998)
Excluding sales charge	+0.11%	+3.96%	+4.55%	+3.93%
Including sales charge	-3.56%	+3.75%	+4.55%	+3.93%
Class C (Est. Feb. 17, 1998)
Excluding sales charge	+0.10%	+3.95%	+4.42%	+3.71%
Including sales charge	-0.82%	+3.95%	+4.42%	+3.71%
Class R (Est. June 2, 2003)
Excluding sales charge	+0.62%	+4.50%	n/a	+6.20%
Including sales charge	+0.62%	+4.50%	n/a	+6.20%
Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+1.11%	+5.00%	+5.49%	+6.08%
Including sales charge	+1.11%	+5.00%	+5.49%	+6.08%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4

4

through 6.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Dec. 1, 2008, through Nov. 30, 2009.

Institutional Class shares were first made available Dec. 30, 1996, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

The Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Dec. 1, 2008, through Nov. 30, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.31%	2.01%	2.01%	1.61%	1.01%
(without fee waivers)
Net expenses	1.13%	1.83%	1.83%	1.33%	0.83%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware High-Yield Opportunities Fund

Performance of a $10,000 investment
Average annual total returns from July 31, 1999, through July 31, 2009

For period beginning July 31, 1999, through July 31, 2009	Starting value	Ending value
Merrill Lynch U.S. High Yield Master II	$10,000	$16,585
Constrained Index
Delaware High-Yield Opportunities Fund —	$9,550	$15,764
Class A Shares

The chart assumes $10,000 invested in the Fund on July 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Merrill Lynch U.S. High Yield Master II Constrained Index as of July 31, 1999. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value–weighted index that tracks the public high yield debt market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class B	DHOBX	245908868
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

6

Disclosure of Fund expenses
For the period February 1, 2009 to July 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 to July 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/09	7/31/09	Expense Ratio	2/1/09 to 7/31/09*
Actual Fund return
Class A	$1,000.00	$1,254.90	1.13%	$6.32
Class B	1,000.00	1,250.70	1.83%	10.21
Class C	1,000.00	1,250.60	1.83%	10.21
Class R	1,000.00	1,252.90	1.33%	7.43
Institutional Class	1,000.00	1,256.70	0.83%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.13%	$5.66
Class B	1,000.00	1,015.72	1.83%	9.15
Class C	1,000.00	1,015.72	1.83%	9.15
Class R	1,000.00	1,018.20	1.33%	6.66
Institutional Class	1,000.00	1,020.68	0.83%	4.16

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

Security type and credit quality breakdown
Delaware High-Yield Opportunities Fund	As of July 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type	Percentage of net assets
Convertible Bonds	1.40%
Corporate Bonds	91.75%
Basic Industry	9.34%
Brokerage	0.78%
Capital Goods	4.69%
Consumer Cyclical	12.86%
Consumer Non-Cyclical	4.75%
Energy	10.00%
Finance & Investments	5.84%
Media	5.81%
Real Estate	1.11%
Services Cyclical	9.15%
Services Non-Cyclical	6.81%
Technology & Electronics	2.33%
Telecommunications	13.55%
Utilities	4.73%
Senior Secured Loans	4.22%
Common Stock	0.43%
Convertible Preferred Stock	0.43%
Preferred Stock	0.22%
Warrant	0.00%
Discount Note	2.69%
Securities Lending Collateral	6.99%
Total Value of Securities	108.13%
Obligation to Return Securities Lending Collateral	(7.21%)
Liabilities Net of Receivables and Other Assets	(0.92%)
Total Net Assets	100.00%

10

Credit quality breakdown (as a % of fixed income investments)*	Percentage of net assets
AAA	2.09%
AA	0.50%
A	1.74%
BBB	5.31%
BB	29.10%
B	42.77%
CCC	17.87%
Not Rated	0.62%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

11

Statement of net assets
Delaware High-Yield Opportunities Fund	July 31, 2009

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 1.40%
	Beazer Homes USA 4.625% exercise price $49.64,
	expiration date 6/15/24	$685,000	$482,925
	Interpublic Group 4.25% exercise price $12.42,
	expiration date 3/15/23	970,000	881,488
	Level 3 Communications 5.25% exercise price $3.98,
	expiration date 12/15/11	540,000	442,071
†	Mirant (Escrow) 0.00% exercise price $67.95,
	expiration date 6/15/21	1,685,000	0
	NII Holdings 3.125% exercise price $118.32,
	expiration date 6/15/12	1,090,000	914,238
	ProLogis 2.25% exercise price $75.98,
	expiration date 4/1/37	1,940,000	1,644,149
#	Virgin Media 144A 6.50% exercise price $19.22,
	expiration date 11/15/16	853,000	745,309
Total Convertible Bonds (cost $4,605,955)			5,110,180

Corporate Bonds – 91.75%
Basic Industry – 9.34%
	California Steel Industries 6.125% 3/15/14	1,165,000	1,042,675
	Domtar 7.125% 8/15/15	995,000	895,500
*@#	Evraz Group 144A 9.50% 4/24/18	2,280,000	1,938,000
	Freeport-McMoRan Copper & Gold
	8.25% 4/1/15	1,681,000	1,779,668
	8.375% 4/1/17	640,000	679,362
	Georgia-Pacific
	7.70% 6/15/15	610,000	606,950
	8.875% 5/15/31	1,250,000	1,193,750
	Huntsman International
	7.375% 1/1/15	1,890,000	1,559,250
	7.875% 11/15/14	1,195,000	1,021,725
	Innophos 8.875% 8/15/14	1,795,000	1,714,225
@#	Innophos Holdings 144A 9.50% 4/15/12	1,120,000	1,002,400
#	MacDermid 144A 9.50% 4/15/17	2,851,000	2,209,524
*	Nalco 8.875% 11/15/13	1,000,000	1,040,000
#	Nalco 144A 8.25% 5/15/17	300,000	313,500
•	Noranda Aluminium Acquisition PIK 5.413% 5/15/15	1,503,251	811,756
	Norske Skog Canada 8.625% 6/15/11	1,780,000	1,041,300
#	PE Paper Escrow 144A 12.00% 8/1/14	395,000	394,013

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
=@	Port Townsend 7.32% 8/27/12	$962,902	$698,104
@	Potlatch 12.50% 12/1/09	2,684,000	2,710,444
	Rock-Tenn 9.25% 3/15/16	1,090,000	1,152,675
	Rockwood Specialties Group 7.50% 11/15/14	1,530,000	1,476,450
	Ryerson
	•8.403% 11/1/14	975,000	731,250
	12.00% 11/1/15	790,000	707,050
#	Sappi Papier Holding 144A 6.75% 6/15/12	1,945,000	1,572,503
@#	Severstal 144A 9.75% 7/29/13	1,050,000	929,250
#	Steel Dynamics 144A 8.25% 4/15/16	1,840,000	1,830,800
#	Teck Resources 144A
	10.25% 5/15/16	505,000	574,438
	10.75% 5/15/19	1,055,000	1,233,031
#	Vedanta Resources 144A 9.50% 7/18/18	1,365,000	1,252,388
			34,111,981

Brokerage – 0.78%
	LaBranche 11.00% 5/15/12	3,085,000	2,861,338
			2,861,338

Capital Goods – 4.69%
#	BWAY 144A 10.00% 4/15/14	2,385,000	2,432,700
*	Graham Packaging 9.875% 10/15/14	2,580,000	2,483,250
*	Graphic Packaging International 9.50% 8/15/13	2,900,000	2,903,625
*#	Graphic Packaging International 144A 9.50% 6/15/17	805,000	805,000
@	Intertape Polymer 8.50% 8/1/14	965,000	516,275
	L-3 Communications 6.375% 10/15/15	1,500,000	1,447,500
	Moog 7.25% 6/15/18	1,055,000	991,700
#	Plastipak Holdings 144A
	8.50% 12/15/15	895,000	854,725
	10.625% 8/15/19	965,000	989,125
	Pregis 12.375% 10/15/13	235,000	191,525
*	RBS Global/Rexnord 11.75% 8/1/16	1,335,000	1,081,350
	Solo Cup 8.50% 2/15/14	1,435,000	1,259,213
	Thermadyne Holdings 10.50% 2/1/14	1,730,000	1,159,100
			17,115,088

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 12.86%
*#	Allison Transmission 144A 11.00% 11/1/15	$2,120,000	$1,939,800
	Associated Materials 9.75% 4/15/12	1,065,000	922,556
	Beazer Homes USA 8.625% 5/15/11	490,000	394,450
	Building Materials Corporation of America
	7.75% 8/1/14	1,260,000	1,167,075
	Carrols 9.00% 1/15/13	445,000	432,763
	Denny’s Holdings 10.00% 10/1/12	650,000	653,250
*	Dollar General PIK 11.875% 7/15/17	650,000	731,250
#	Duane Reade 144A 11.75% 8/1/15	30,000	29,225
	Ford Motor 7.45% 7/16/31	550,000	415,250
	Ford Motor Credit
	*•3.26% 1/13/12	640,000	544,800
	7.25% 10/25/11	940,000	883,075
	7.375% 10/28/09	800,000	798,581
	*7.80% 6/1/12	2,025,000	1,904,594
	8.00% 6/1/14	1,215,000	1,123,316
	9.875% 8/10/11	2,015,000	1,997,454
#	GMAC 144A
	6.00% 12/15/11	825,000	746,625
	6.625% 5/15/12	1,154,000	1,055,910
	6.875% 9/15/11	3,260,000	3,039,949
	6.875% 8/28/12	1,274,000	1,165,710
	Goodyear Tire & Rubber
	*9.00% 7/1/15	1,615,000	1,647,300
	10.50% 5/15/16	555,000	598,013
	Interface 9.50% 2/1/14	250,000	236,250
#	Interface 144A 11.375% 11/1/13	235,000	248,513
#	Invista 144A 9.25% 5/1/12	1,370,000	1,322,050
#	Landry’s Restaurants 144A 14.00% 8/15/11	830,000	827,925
	Levi Strauss 9.75% 1/15/15	1,626,000	1,658,520
	M/I Homes 6.875% 4/1/12	775,000	635,500
	Macy’s Retail Holdings
	8.875% 7/15/15	1,574,000	1,631,948
	10.625% 11/1/10	535,000	545,985
	Meritage Homes
	6.25% 3/15/15	270,000	222,075
	7.00% 5/1/14	1,350,000	1,147,500
	Mobile Mini 6.875% 5/1/15	1,045,000	898,700

14

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Mohawk Industries 6.625% 1/15/16	$900,000	$835,430
	New Albertson’s 7.25% 5/1/13	500,000	492,500
*	OSI Restaurant Partners 10.00% 6/15/15	643,000	504,755
	Owens Corning 6.50% 12/1/16	920,000	863,192
	Quiksilver 6.875% 4/15/15	1,340,000	884,400
*	Rite Aid 9.375% 12/15/15	2,305,000	1,763,325
	Ryland Group 8.40% 5/15/17	1,135,000	1,117,975
*	Sally Holdings 10.50% 11/15/16	1,840,000	1,904,400
#	Sealy Mattress 144A 10.875% 4/15/16	475,000	520,125
	Tenneco 8.625% 11/15/14	330,000	285,450
	Toys R Us
	*7.625% 8/1/11	1,220,000	1,146,800
	7.875% 4/15/13	880,000	741,400
#	Toys R Us Property 144A 10.75% 7/15/17	860,000	885,800
#	TRW Automotive 144A
	*7.00% 3/15/14	1,230,000	1,100,850
	7.25% 3/15/17	575,000	491,625
	USG 6.30% 11/15/16	1,800,000	1,417,500
#	USG 144A 9.75% 8/1/14	425,000	435,625
			46,957,064

Consumer Non-Cyclical – 4.75%
#	Alliance One International 144A 10.00% 7/15/16	815,000	806,850
	Cornell 10.75% 7/1/12	505,000	511,313
	Cott Beverages USA 8.00% 12/15/11	1,170,000	1,158,300
#	Dole Food 144A 13.875% 3/15/14	1,200,000	1,350,000
	Elan Finance 7.75% 11/15/11	1,465,000	1,461,337
#	Ingles Markets 144A 8.875% 5/15/17	925,000	938,875
	Iron Mountain 8.00% 6/15/20	950,000	931,000
#	JBS USA 144A 11.625% 5/1/14	1,425,000	1,449,938
	JohnsonDiversey Holdings 10.67% 5/15/13	1,300,000	1,176,500
	LVB Acquisition 11.625% 10/15/17	940,000	1,024,600
	LVB Acquisition PIK 10.375% 10/15/17	730,000	784,750
#	M-Foods Holdings 144A 9.75% 10/1/13	555,000	567,488
	Smithfield Foods 7.75% 5/15/13	830,000	709,650
#	Smithfield Foods 144A 10.00% 7/15/14	1,420,000	1,487,449

15

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Supervalu
	7.50% 11/15/14	$550,000	$534,875
	8.00% 5/1/16	235,000	234,413
#	Tyson Foods 144A 10.50% 3/1/14	755,000	841,825
	Visant Holding 8.75% 12/1/13	1,375,000	1,388,750
			17,357,913

Energy – 10.00%
	AmeriGas Partners 7.125% 5/20/16	1,120,000	1,092,000
	Berry Petroleum 10.25% 6/1/14	580,000	609,000
	Chesapeake Energy
	*6.375% 6/15/15	1,047,000	981,563
	6.625% 1/15/16	442,000	414,928
	7.25% 12/15/18	175,000	165,375
	9.50% 2/15/15	1,055,000	1,124,894
	Complete Production Service 8.00% 12/15/16	850,000	731,000
	Copano Energy 7.75% 6/1/18	1,075,000	1,015,875
	Denbury Resources
	7.50% 4/1/13	110,000	110,000
	9.75% 3/1/16	905,000	970,613
	Dynergy Holdings 7.75% 6/1/19	1,825,000	1,462,281
	El Paso 6.875% 6/15/14	1,384,000	1,374,853
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,328,000	1,316,352
	Forest Oil 7.25% 6/15/19	1,160,000	1,109,250
	Geophysique-Veritas
	7.50% 5/15/15	170,000	164,050
	7.75% 5/15/17	1,592,000	1,532,300
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	1,795,000	1,660,375
#	Hilcorp Energy I 144A
	7.75% 11/1/15	1,189,000	1,064,155
	9.00% 6/1/16	571,000	528,175
#	Holly 144A 9.875% 6/15/17	875,000	870,625
	Inergy Finance 8.25% 3/1/16	564,000	562,590
	International Coal Group 10.25% 7/15/14	1,475,000	1,121,000
	KCS Energy 7.125% 4/1/12	375,000	370,313
	Key Energy Services 8.375% 12/1/14	1,525,000	1,355,344
	Mariner Energy 8.00% 5/15/17	1,980,000	1,732,499
	MarkWest Energy Partners 8.75% 4/15/18	995,000	930,325

16

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Massey Energy 6.875% 12/15/13	$2,508,000	$2,432,759
	OPTI Canada
	7.875% 12/15/14	1,969,000	1,299,540
	8.25% 12/15/14	218,000	144,970
	PetroHawk Energy
	7.875% 6/1/15	555,000	541,125
	9.125% 7/15/13	698,000	727,665
#	PetroHawk Energy 144A 10.50% 8/1/14	140,000	150,500
	Petroleum Development 12.00% 2/15/18	1,220,000	1,091,900
*	Quicksilver Resources 11.75% 1/1/16	1,485,000	1,635,356
	Regency Energy Partners 8.375% 12/15/13	677,000	683,770
#	SandRidge Energy 144A 9.875% 5/15/16	1,680,000	1,705,199
#	Tennessee Gas Place 144A 8.00% 2/1/16	470,000	524,050
	Whiting Petroleum 7.25% 5/1/13	1,206,000	1,212,030
			36,518,599

Finance & Investments – 5.84%
•	BAC Capital Trust XIV 5.63% 12/31/49	1,745,000	1,030,093
	Bank of America 6.10% 6/15/17	1,885,000	1,796,420
	BB&T Capital Trust I 5.85% 8/18/35	240,000	190,158
	BB&T Capital Trust II 6.75% 6/7/36	265,000	217,897
	Capital One Capital V 10.25% 8/15/39	1,210,000	1,234,074
	Capital One Financial 6.15% 9/1/16	435,000	389,392
	Citigroup 6.125% 8/25/36	665,000	502,321
•	Citigroup Capital XXI 8.30% 12/21/57	880,000	741,400
	International Lease Finance
	5.25% 1/10/13	475,000	330,478
	5.35% 3/1/12	175,000	128,627
	5.55% 9/5/12	575,000	406,514
	*5.625% 9/20/13	880,000	614,643
	6.375% 3/25/13	465,000	323,768
	6.625% 11/15/13	925,000	640,900
	JPMorgan Chase Capital XXV 6.80% 10/1/37	170,000	155,866
	MetLife 6.40% 12/15/36	885,000	696,663
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	1,800,000	1,734,466
@#	Nuveen Investments 144A 10.50% 11/15/15	3,225,000	2,305,875
@	Popular North America Capital Trust I 6.564% 9/15/34	1,940,000	719,300
•#	Rabobank Nederland 144A 11.00% 12/29/49	1,560,000	1,822,225

17

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Finance & Investments (continued)
	Silicon Valley Bank 6.05% 6/1/17	$700,000	$545,256
•	USB Capital IX 6.189% 4/15/49	1,340,000	958,440
•	Wells Fargo Capital XIII 7.70% 12/29/49	2,320,000	2,019,929
	Zions Bancorporation
	5.50% 11/16/15	680,000	447,411
	5.65% 5/15/14	295,000	193,665
	6.00% 9/15/15	1,785,000	1,174,068
			21,319,849

Media – 5.81%
	Belo 6.75% 5/30/13	1,060,000	885,100
#	Charter Communications Operating 144A
	10.00% 4/30/12	615,000	616,538
	10.375% 4/30/14	715,000	716,788
	10.875% 9/15/14	4,480,000	4,860,799
#	CSC Holdings 144A 8.50% 6/15/15	1,225,000	1,267,875
*	DIRECTV Holdings 7.625% 5/15/16	980,000	997,150
	EchoStar DBS 7.125% 2/1/16	890,000	867,750
#	Expedia 144A 8.50% 7/1/16	925,000	943,500
	Interpublic Group 6.25% 11/15/14	492,000	450,180
#	Interpublic Group 144A 10.00% 7/15/17	520,000	546,000
	Lamar Media
	6.625% 8/15/15	862,000	745,630
	*6.625% 8/15/15	1,378,000	1,198,370
*	Mediacom Capital 9.50% 1/15/13	1,070,000	1,070,000
	Nielsen Finance
	10.00% 8/1/14	1,545,000	1,560,449
	11.50% 5/1/16	355,000	373,638
	11.625% 2/1/14	95,000	100,463
#	Nielsen Finance 144A 11.625% 2/1/14	120,000	126,900
#	Rainbow National Services 144A 10.375% 9/1/14	873,000	916,650
*#	Univision Communications 144A 12.00% 7/1/14	480,000	513,600
#	UPC Holding 144A 9.875% 4/15/18	790,000	790,000
	Videotron
	6.375% 12/15/15	190,000	177,650
	9.125% 4/15/18	1,265,000	1,318,762
#	Videotron 144A 9.125% 4/15/18	165,000	172,013
			21,215,805

18

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 1.11%
	Developers Diversified Realty 5.375% 10/15/12	$1,500,000	$1,279,736
	Host Hotels & Resorts 7.125% 11/1/13	1,685,000	1,642,875
	Ventas Realty 6.50% 6/1/16	1,190,000	1,124,550
			4,047,161

Services Cyclical – 9.15%
*	Aramark 8.50% 2/1/15	3,056,000	3,094,199
	Cardtronics 9.25% 8/15/13	2,433,000	2,299,185
*	Corrections Corporation of America 6.25% 3/15/13	830,000	817,550
	Delta Air Lines 7.92% 11/18/10	785,000	698,650
	FTI Consulting 7.625% 6/15/13	905,000	907,263
@#	Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,771,000	1,691,305
	Gaylord Entertainment
	6.75% 11/15/14	655,000	533,825
	8.00% 11/15/13	1,385,000	1,253,425
	Global Cash Access 8.75% 3/15/12	1,576,000	1,512,960
*#	Harrah’s Operating Escrow 144A 11.25% 6/1/17	2,881,000	2,931,417
	Hertz
	8.875% 1/1/14	1,225,000	1,185,188
	*10.50% 1/1/16	1,035,000	993,600
	Kansas City Southern de Mexico 9.375% 5/1/12	717,000	709,830
#	Kansas City Southern de Mexico 144A 12.50% 4/1/16	325,000	347,750
	Lender Processing Services 8.125% 7/1/16	900,000	913,500
*	MGM MIRAGE
	6.625% 7/15/15	520,000	379,600
	7.50% 6/1/16	1,580,000	1,161,300
	7.625% 1/15/17	1,120,000	823,200
#	MGM MIRAGE 144A
	11.125% 11/15/17	785,000	867,425
	*13.00% 11/15/13	1,845,000	2,089,462
*‡@	Northwest Airlines 10.00% 2/1/10	575,000	2,358
	Pinnacle Entertainment
	7.50% 6/15/15	1,890,000	1,686,825
	*8.25% 3/15/12	30,000	30,150
@#	Pokagon Gaming Authority 144A 10.375% 6/15/14	1,685,000	1,685,000
	RSC Equipment Rental 9.50% 12/1/14	1,885,000	1,625,813

19

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20	$1,505,000	$1,284,382
	8.03% 10/1/20	680,000	586,976
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	2,015,000	1,299,675
			33,411,813

Services Non-Cyclical – 6.81%
	Alliance Imaging 7.25% 12/15/12	1,030,000	1,004,250
#	Ashtead Capital 144A 9.00% 8/15/16	895,000	774,175
*	Bausch & Lomb 9.875% 11/1/15	1,600,000	1,604,000
	Casella Waste Systems 9.75% 2/1/13	2,273,000	1,966,145
	Community Health Systems 8.875% 7/15/15	2,581,000	2,671,335
	HCA
	6.50% 2/15/16	2,240,000	1,999,200
	9.25% 11/15/16	3,281,000	3,428,645
	HCA PIK 9.625% 11/15/16	549,000	573,705
•	HealthSouth 7.218% 6/15/14	1,260,000	1,184,400
	Inverness Medical Innovations 9.00% 5/15/16	1,440,000	1,443,600
*	Psychiatric Solutions 7.75% 7/15/15	1,110,000	1,057,275
#	Psychiatric Solutions 144A 7.75% 7/15/15	530,000	491,575
	Select Medical 7.625% 2/1/15	2,935,000	2,553,450
	Tenet Healthcare 7.375% 2/1/13	1,585,000	1,533,488
	Universal Hospital Services PIK 8.50% 6/1/15	915,000	892,125
•	US Oncology PIK 6.904% 3/15/12	1,960,000	1,675,800
			24,853,168

Technology & Electronics – 2.33%
	Amkor Technology 7.75% 5/15/13	700,000	682,500
	Anixter 10.00% 3/15/14	580,000	603,200
	Avago Technologies Finance 10.125% 12/1/13	915,000	956,175
	Jabil Circuit 7.75% 7/15/16	990,000	978,863
	National Semiconductor 6.60% 6/15/17	655,000	597,499
	Sanmina-SCI 8.125% 3/1/16	1,239,000	1,102,710
	SunGard Data Systems
	*9.125% 8/15/13	1,401,000	1,436,025
	10.25% 8/15/15	2,069,000	2,131,069
			8,488,041

20

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 13.55%
‡=@	Allegiance Telecom 11.75% 2/15/08	$2,300,000	$0
	Cincinnati Bell 7.00% 2/15/15	1,275,000	1,214,438
	Citizens Communications
	6.25% 1/15/13	715,000	691,763
	7.125% 3/15/19	1,230,000	1,140,825
	Cricket Communications 9.375% 11/1/14	1,742,000	1,776,840
#	Cricket Communications 144A 7.75% 5/15/16	770,000	770,000
*	Crown Castle International 9.00% 1/15/15	680,000	721,650
#	Digicel 144A
	8.875% 1/15/15	1,245,000	1,076,925
	12.00% 4/1/14	1,445,000	1,531,700
#	Digicel Limited 144A 9.25% 9/1/12	770,000	773,850
#	DigitalGlobe 144A 10.50% 5/1/14	740,000	775,150
	Hughes Network Systems 9.50% 4/15/14	1,945,000	1,954,725
	Inmarsat Finance II 10.375% 11/15/12	916,000	961,800
#	Intelsat Bermuda 144A 11.25% 2/4/17	2,405,000	2,260,700
	Intelsat Jackson Holdings 11.25% 6/15/16	3,831,000	4,099,169
	Level 3 Financing
	9.25% 11/1/14	955,000	838,013
	12.25% 3/15/13	915,000	921,863
	Lucent Technologies 6.45% 3/15/29	1,644,000	1,076,820
	MetroPCS Wireless 9.25% 11/1/14	1,986,000	2,065,440
#	MetroPCS Wireless 144A 9.25% 11/1/14	205,000	213,200
	Nextel Communications 7.375% 8/1/15	4,915,000	4,435,787
#	Nordic Telephone Holdings 144A 8.875% 5/1/16	2,043,000	2,083,860
*#	PAETEC Holding 144A 8.875% 6/30/17	900,000	859,500
#	Qwest 144A 8.375% 5/1/16	1,020,000	1,050,600
	Qwest Communications International 7.50% 2/15/14	705,000	692,663
	Sprint Nextel 6.00% 12/1/16	3,230,000	2,838,363
#	Telesat Canada 144A
	11.00% 11/1/15	1,035,000	1,076,400
	12.50% 11/1/17	1,075,000	1,101,875
#	Terremark Worldwide 144A 12.00% 6/15/17	830,000	842,450
	Time Warner Telecom Holdings 9.25% 2/15/14	1,860,000	1,929,750
@#	VimpelCom 144A 9.125% 4/30/18	2,520,000	2,293,199
	Virgin Media Finance 8.75% 4/15/14	1,180,000	1,197,700

21

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
#	Wind Acquisition Finance 144A
	10.75% 12/1/15	$965,000	$1,027,725
	11.75% 7/15/17	2,085,000	2,241,375
*	Windstream 8.125% 8/1/13	925,000	938,875
			49,474,993

Utilities – 4.73%
	AES
	7.75% 3/1/14	300,000	297,000
	*8.00% 10/15/17	966,000	951,510
	8.00% 6/1/20	550,000	528,000
#	Calpine Construction Finance 144A 8.00% 6/1/16	1,725,000	1,742,250
	Edison Mission Energy
	*7.00% 5/15/17	1,840,000	1,474,300
	7.20% 5/15/19	400,000	305,000
	Elwood Energy 8.159% 7/5/26	1,613,998	1,391,481
	Energy Future Holdings 10.875% 11/1/17	1,030,000	898,675
*	Mirant Americas Generation 8.50% 10/1/21	1,670,000	1,419,500
w	Mirant Mid Atlantic Pass Through Trust Series A
	8.625% 6/30/12	691,435	698,349
	NRG Energy 7.375% 2/1/16 to 1/15/17	3,444,000	3,339,793
	Orion Power Holdings 12.00% 5/1/10	1,610,000	1,674,400
	RRI Energy 6.75% 12/15/14	392,000	389,060
*	Texas Competitive Electric Holdings 10.25% 11/1/15	2,756,000	2,177,240
			17,286,558
Total Corporate Bonds (cost $321,880,343)			335,019,371

«Senior Secured Loans – 4.22%
	Chester Downs & Marina 12.375% 12/31/16	760,000	737,200
	Energy Futures Holdings Term Tranche Loan B2
	3.88% 10/10/14	2,951,892	2,292,823
	Ford Motor Term Tranche Loan B 3.362% 12/15/13	8,360,820	7,127,097
	Northwest Airlines 2.29% 8/21/13	955,000	913,615
	Talecris Biotherapeutics 2nd Lien 7.42% 12/6/14	2,165,000	2,075,694
	Univision Communications Term Tranche Loan B
	2.535% 9/29/14	2,805,000	2,273,230
Total Senior Secured Loans (cost $12,363,807)			15,419,659

22

		Number of shares	Value (U.S. $)
Common Stock – 0.43%
∏=†	Avado Brands	10,211	$0
	Blackstone Group	34,000	382,839
	Cablevision Systems Class A	8,300	169,901
@†	Cardtronics	75,250	316,803
†	Century Communications	4,250,000	0
*†	Delta Air Lines	48	333
*†	DIRECTV Group	12,450	322,455
†	Flextronics International	49,950	265,734
†	Graphic Packaging Holding	36,091	76,874
†	Mirant	1,775	32,057
∏=†	Port Townsend Holdings	3,285	33
†	Time Warner Cable Class A	22	727
†	USGen	1,950,000	0
Total Common Stock (cost $4,516,216)			1,567,756

Convertible Preferred Stock – 0.43%
	Crown Castle International 6.25% exercise price
	$36.88, expiration date 8/15/12	23,600	1,197,683
	Whiting Petroleum 6.25% exercise price
	$43.42, expiration date 12/31/49	3,000	366,840
Total Convertible Preferred Stock (cost $1,316,853)			1,564,523

Preferred Stock – 0.22%
•	PNC Financial Services Group 8.25%	915,000	827,504
=	Port Townsend	657	0
Total Preferred Stock (cost $1,215,290)			827,504

Warrant – 0.00%
=†	Port Townsend	657	7
Total Warrant (cost $15,768)			7

23

Statement of net assets
Delaware High-Yield Opportunities Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
≠Discount Note – 2.69%
Federal Home Loan Bank 0.09% 8/3/09	$9,823,076	$9,823,027
Total Discount Note (cost $9,823,027)		9,823,027

Total Value of Securities Before Securities
Lending Collateral – 101.14% (cost $355,737,259)		369,332,027

	Number of shares
Securities Lending Collateral** – 6.99%
Investment Companies
Mellon GSL DBT II Collateral Fund	11,487,877	11,487,877
BNY Mellon SL DBT II Liquidating Fund	14,292,990	14,019,994
†Mellon GSL Reinvestment Trust II	542,043	54
Total Securities Lending Collateral (cost $26,322,910)		25,507,925

Total Value of Securities – 108.13%
(cost $382,060,169)		394,839,952 ©
Obligation to Return Securities
Lending Collateral** – (7.21%)		(26,322,910)
Liabilities Net of Receivables
and Other Assets – (0.92%)		(3,361,415)
Net Assets Applicable to 102,619,653
Shares Outstanding – 100.00%		$365,155,627

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($261,285,833 / 73,450,305 Shares)		$3.56
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($11,965,856 / 3,364,718 Shares)		$3.56
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($31,415,210 / 8,815,757 Shares)		$3.56
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($15,322,605 / 4,294,741 Shares)		$3.57
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($45,166,123 / 12,694,132 Shares)		$3.56

24

Components of Net Assets at July 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$466,946,664
Undistributed net investment income	139,424
Accumulated net realized loss on investments	(114,710,244)
Net unrealized appreciation of investments	12,779,783
Total net assets	$365,155,627

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $101,251,424, which represented 27.73% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2009, the aggregate amount of fair valued securities was $698,144, which represented 0.19% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of July 31, 2009.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $18,679,671, which represented 5.12% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
∏	Restricted security. These Investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of restricted securities was $33, or 0.00% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
©	Includes $26,093,132 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

25

Statement of net assets
Delaware High-Yield Opportunities Fund

PIK — Pay-in-Kind

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$3.56
Sales charge (4.50% of offering price) (B)	0.17
Offering price	$3.73

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes

26

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	July 31, 2009

Assets:
Investments at value (cost $355,737,259)	$369,332,027
Short-term investments held as collateral for
loaned securities (cost $26,322,910)	25,507,925
Cash	3,293,873
Receivable for securities sold	8,383,308
Dividends receivable	18,437
Interest receivable	7,998,092
Receivable for fund shares sold	1,089,780
Securities lending income receivable	12,959
Total assets	415,636,401

Liabilities:
Payable for securities purchased	19,791,059
Obligation to return securities lending collateral	26,322,910
Distributions payable	776,379
Payable for fund shares redeemed	3,133,469
Due to manager and affiliates	297,388
Other accrued expenses	159,569
Total liabilities	50,480,774

Total net assets	$365,155,627

See accompanying notes

27

Statement of operations
Delaware High-Yield Opportunities Fund	Year Ended July 31, 2009

Investment Income:
Interest	$20,183,221
Dividends	292,319
Securities lending income	151,718	$20,627,258

Expenses:
Management fees	1,202,153
Distribution expenses – Class A	314,782
Distribution expenses – Class B	72,324
Distribution expenses – Class C	188,396
Distribution expenses – Class R	67,104
Dividend disbursing and transfer agent fees and expenses	440,574
Registration fees	84,522
Accounting and administration expenses	73,979
Reports and statements to shareholders	45,091
Legal fees	36,529
Consulting fees	36,186
Audit and tax	36,024
Pricing fees	15,056
Trustees’ fees	12,382
Custodian fees	6,529
Insurance fees	5,294
Dues and services	2,132
Trustees’ expenses	1,260	2,640,317
Less fees waived		(420,889)
Less waived distribution expenses – Class R		(11,184)
Less expense paid indirectly		(273)
Total operating expenses		2,207,971
Net Investment Income		18,419,287

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments		(27,685,266)
Swap contracts		(97,762)
Net realized loss		(27,783,028)
Net change in unrealized appreciation/depreciation of investments		40,906,115
Net Realized and Unrealized Gain on Investments		13,123,087

Net Increase in Net Assets Resulting from Operations		$31,542,374

See accompanying notes

28

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Year Ended
	7/31/09	7/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,419,287	$12,115,595
Net realized loss on investments	(27,783,028)	(13,424,500)
Net change in unrealized appreciation/depreciation
of investments	40,906,115	(2,074,385)
Net increase (decrease) in net assets resulting from operations	31,542,374	(3,383,290)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,724,074)	(7,074,143)
Class B	(612,122)	(689,378)
Class C	(1,594,976)	(1,657,179)
Class R	(1,003,740)	(845,742)
Institutional Class	(3,912,812)	(2,332,091)
	(16,847,724)	(12,598,533)

Capital Share Transactions:
Proceeds from shares sold:
Class A	85,030,369	39,214,815
Class B	730,332	210,214
Class C	6,123,033	4,965,542
Class R	9,444,371	9,785,654
Institutional Class	48,085,976	28,075,829

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,890,250	4,840,992
Class B	177,432	340,378
Class C	440,724	1,041,295
Class R	458,625	813,755
Institutional Class	1,535,908	1,896,211

Net asset from merger*
Class A	117,921,329	—
Class B	6,250,672	—
Class C	10,338,149	—
Institutional Class	10,053,664	—
	300,480,834	91,184,685

30

	Year Ended
	7/31/09	7/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(45,783,019)	$(50,980,222)
Class B	(3,163,862)	(4,264,532)
Class C	(6,403,923)	(9,808,509)
Class R	(5,395,479)	(7,358,154)
Institutional Class	(53,825,987)	(16,092,095)
	(114,572,270)	(88,503,512)
Increase in net assets derived from capital
share transactions	185,908,564	2,681,173
Net Increase (Decrease) in Net Assets	200,603,214	(13,300,650)

Net Assets:
Beginning of year	164,552,413	177,853,063
End of year (including undistributed net investment
income of $139,424 and $70,359, respectively)	$365,155,627	$164,552,413

*See Note 7 in “Notes to financial statements”

See accompanying notes

31

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

32

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$3.880	$4.260	$4.260	$4.360	$4.210

0.323	0.299	0.321	0.319	0.292
(0.347)	(0.368)	0.012	(0.090)	0.184
(0.024)	(0.069)	0.333	0.229	0.476

(0.296)	(0.311)	(0.333)	(0.329)	(0.326)
(0.296)	(0.311)	(0.333)	(0.329)	(0.326)

$3.560	$3.880	$4.260	$4.260	$4.360

0.81%	(1.74% )	7.82%	5.49%	11.61%

$261,286	$86,809	$102,420	$63,405	$82,988
1.15%	1.13%	1.13%	1.13%	1.16%

1.37%	1.31%	1.27%	1.29%	1.28%
9.92%	7.28%	7.24%	7.42%	6.68%

9.70%	7.10%	7.10%	7.26%	6.56%
89%	143%	149%	151%	229%

33

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

34

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$3.880	$4.260	$4.260	$4.360	$4.210

0.300	0.271	0.291	0.289	0.262
(0.347)	(0.368)	0.012	(0.090)	0.184
(0.047)	(0.097)	0.303	0.199	0.446

(0.273)	(0.283)	(0.303)	(0.299)	(0.296)
(0.273)	(0.283)	(0.303)	(0.299)	(0.296)

$3.560	$3.880	$4.260	$4.260	$4.360

0.11%	(2.42% )	7.08%	4.75%	10.85%

$11,966	$7,827	$12,446	$13,597	$16,661
1.85%	1.83%	1.83%	1.83%	1.86%

2.07%	2.01%	1.97%	1.99%	1.98%
9.22%	6.58%	6.54%	6.72%	5.98%

9.00%	6.40%	6.40%	6.56%	5.86%
89%	143%	149%	151%	229%

35

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

36

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$3.880	$4.260	$4.260	$4.360	$4.210

0.300	0.270	0.290	0.289	0.262
(0.347)	(0.368)	0.012	(0.090)	0.184
(0.047)	(0.098)	0.302	0.199	0.446

(0.273)	(0.282)	(0.302)	(0.299)	(0.296)
(0.273)	(0.282)	(0.302)	(0.299)	(0.296)

$3.560	$3.880	$4.260	$4.260	$4.360

0.10%	(2.44% )	7.07%	4.75%	10.84%

$31,415	$21,146	$27,179	$16,285	$17,474
1.85%	1.83%	1.83%	1.83%	1.86%

2.07%	2.01%	1.97%	1.99%	1.98%
9.22%	6.58%	6.54%	6.72%	5.98%

9.00%	6.40%	6.40%	6.56%	5.86%
89%	143%	149%	151%	229%

37

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

38

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$3.890	$4.270	$4.270	$4.370	$4.210

0.316	0.291	0.313	0.310	0.279
(0.347)	(0.368)	0.012	(0.090)	0.194
(0.031)	(0.077)	0.325	0.220	0.473

(0.289)	(0.303)	(0.325)	(0.320)	(0.313)
(0.289)	(0.303)	(0.325)	(0.320)	(0.313)

$3.570	$3.890	$4.270	$4.270	$4.370

0.62%	(1.93% )	7.59%	5.27%	11.52%

$15,323	$11,305	$9,251	$3,704	$2,030
1.35%	1.33%	1.33%	1.33%	1.46%

1.67%	1.61%	1.57%	1.59%	1.58%
9.72%	7.08%	7.04%	7.22%	6.38%

9.40%	6.80%	6.80%	6.96%	6.26%
89%	143%	149%	151%	229%

39

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

40

Year Ended
7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
$3.880	$4.260	$4.260	$4.360	$4.210

0.332	0.312	0.335	0.332	0.306
(0.347)	(0.368)	0.012	(0.090)	0.184
(0.015)	(0.056)	0.347	0.242	0.490

(0.305)	(0.324)	(0.347)	(0.342)	(0.340)
(0.305)	(0.324)	(0.347)	(0.342)	(0.340)

$3.560	$3.880	$4.260	$4.260	$4.360

1.11%	(1.45% )	8.15%	5.80%	11.96%

$45,166	$37,465	$26,557	$13,837	$7,931
0.85%	0.83%	0.83%	0.83%	0.86%

1.07%	1.01%	0.97%	0.99%	0.98%
10.22%	7.58%	7.54%	7.72%	6.98%

10.00%	7.40%	7.40%	7.56%	6.86%
89%	143%	149%	151%	229%

41

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2009

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three Series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events

42

may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2006-July 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.83% of average daily net assets of the Fund through November 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2009, the Fund was charged $9,248 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

44

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2009 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At July 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$144,753
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	45,959
Distribution fees payable to DDLP	101,307
Other expenses payable to DMC and affiliates*	5,369

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2009, the Fund was charged $16,465 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2009, DDLP earned $14,507 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2009, DDLP received gross CDSC commissions of $-, $9,133 and $4,263 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2009, the Fund made purchases of $209,093,646 and sales of $165,319,634 of investment securities other than short-term investments.

At July 31, 2009, the cost of investments for federal income tax purposes was $382,011,126. At July 31, 2009, the net unrealized appreciation was $12,828,826, of which $28,056,018 related to unrealized appreciation of investments and $15,227,192 related to unrealized depreciation of investments.

45

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$356,415,629	$698,104	$357,113,733
Common Stock	1,567,723	—	33	1,567,756
Short-Term	—	9,823,027	—	9,823,027
Securities Lending Collateral	11,487,877	14,019,994	54	25,507,925
Other	—	827,504	7	827,511
Total	$13,055,600	$381,086,154	$698,198	$394,839,952

46

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Total	Corporate	Common	Lending
	Fund	Debt	Stock	Collateral	Other
Balance as of 7/31/08	$355,990	$263,340	$46,375	$—	$46,275
Net change in unrealized appreciation/depreciation	(6,041,479)	(1,280,102)	(3,331,663)	(541,989)	(887,725)
Net purchases, sales, and settlements	18,105	18,105	—	—	—
Net transfers in and/or out of Level 3	6,365,582	1,696,761	3,285,321	542,043	841,457
Balance as of 7/31/09	$698,198	$698,104	$33	$54	$7

Net change in unrealized appreciation/depreciation
from investments still held as of 7/31/09	$(3,973,027)	$788,351	$(3,331,663)	$(541,989)	$(887,726)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2009 and 2008 was as follows:

	Year Ended
	7/31/09	7/31/08
Ordinary income	$16,847,724	$12,598,533

47

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Components of Net Assets on a Tax Basis

As of July 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$466,946,664
Undistributed ordinary income	139,424
Post-October losses	(19,130,120)
Capital loss carryforwards	(95,629,167)
Unrealized appreciation of investments	12,828,826
Net assets	$365,155,627

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2009, the Fund recorded the following reclassifications.

Undistributed net investment income	$(1,619,485)
Accumulated net realized loss	213,101,258
Paid-in capital	(211,481,773)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $211,481,773 expired in 2009. Capital loss carryforwards remaining at July 31, 2009 will expire as follows: $22,209,071 expires in 2010, $424,701 expires in 2014, $2,400,079 expires in 2015, $30,094,931 expires in 2016 and $40,500,385 expires in 2017.

48

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/09	7/31/08
Shares Sold:
Class A	26,129,812	9,487,146
Class B	240,686	51,056
Class C	1,919,047	1,204,058
Class R	2,963,086	2,369,012
Institutional Class	15,842,026	6,885,822

Shares issued upon reinvestment of dividends and distributions:
Class A	1,181,475	1,179,179
Class B	54,317	82,934
Class C	134,888	253,193
Class R	142,266	198,142
Institutional Class	475,291	463,414

Shares issued from merger*:
Class A	38,162,242	—
Class B	2,022,872	—
Class C	3,345,679	—
Institutional Class	3,253,613	—
	95,867,300	22,173,956

Shares repurchased:
Class A	(14,388,658)	(12,331,578)
Class B	(972,178)	(1,037,937)
Class C	(2,029,499)	(2,384,602)
Class R	(1,717,921)	(1,826,857)
Institutional Class	(16,530,437)	(3,929,026)
	(35,638,693)	(21,510,000)
Net increase	60,228,607	663,956

*See Note 7

For the years ended July 31, 2009 and 2008, 280,415 Class B shares were converted to 280,215 Class A shares valued at $914,661 and 222,863 Class B shares were converted to 222,594 Class A shares valued at $908,633, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

49

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Fund Merger

Effective April 17, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Delchester® Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain of the Acquired Fund as of the close of business on April 17, 2009, were as follows:

Net assets	$144,563,814
Accumulated net realized loss	(283,001,676)
Net unrealized depreciation	(20,252,523)

The net assets of the Fund prior to the Reorganization were $139,465,569. The combined net assets after Reorganization were $284,029,383.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of July 31, 2009, or at any time during the year then ended.

9. Swap Contracts

The Fund applies Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

50

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront

51

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Swap Contracts (continued)

payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended July 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There were no swap contracts outstanding at July 31, 2009.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s

52

Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $26,093,132, for which the Fund received collateral, comprised of non-cash collateral valued at $397,590, and cash collateral of $ 26,322,910. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

53

Notes to financial statements
Delaware High-Yield Opportunities Fund

11. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 21, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s financial statements.

54

In addition to the expense cap described in footnote 2, effective September 11, 2009, DMC has agreed to voluntarily waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 0.81% of the Fund’s average daily net assets until such time as the voluntary expense cap is discontinued. These fee waivers and expense reimbursements apply only to expenses paid directly by the Fund, and may be discontinued at any time because they are voluntary.

14. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2009, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	—
(B) Ordinary Income Distribution (Tax Basis)	100%
Total Distributions (Tax Basis)	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

55

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Income Funds — Delaware High-Yield Opportunities Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of Delaware High-Yield Opportunities Fund (one of the series constituting Delaware Group Income Funds) (the “Fund”) as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware High-Yield Opportunities Fund series of Delaware Group Income Funds at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
September 21, 2009

56

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The

57

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement (continued)

Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high current yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile and the Fund’s total return for the five- and ten-year periods was in the first quartile. The Fund’s performance results were mixed but on a long-term basis tended toward above median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information

58

as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets

59

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement (continued)

in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

60

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

62

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	80	Director
various executive capacities		Kaydon Corp.
at different times at		(July 2007–Present)
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	80	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

63

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

64

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	80	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
		Director
Executive Vice President		Ecore International
University of Pennsylvania
(April 1995–June 2002)

Founder and	80	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	80	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	80	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	80	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

65

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

66

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	80	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	80	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

67

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

68

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	80	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	80	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	80	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	80	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

69

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders,but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

70

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments® Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $84,300 for the fiscal year ended July 31, 2009.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $80,700 for the fiscal year ended July 31, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended July 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended July 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $28,550 for the fiscal year ended July 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $25,000 for the fiscal year ended July 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments® Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)
up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)
up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $228,264 and $279,362 for the registrant’s fiscal years ended July 31, 2009 and July 31, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 2, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 2, 2009